INSTITUTIONAL SELECT-TM- FUNDS


                              SEMIANNUAL REPORT
                               APRIL 30, 1999



                                      INSTITUTIONAL SELECT
                                      S&P 500 FUND


                                      INSTITUTIONAL SELECT
                                      LARGE-CAP VALUE INDEX FUND


                                      INSTITUTIONAL SELECT
                                      SMALL-CAP VALUE INDEX FUND

INSTITUTIONAL SELECT-TM- FUNDS

We are pleased to bring you this semiannual report for the Institutional Select Funds (the Funds) for the period since the Funds' inception on February 1, 1999, through April 30, 1999. This report includes the following Funds:

  - Institutional Select S&P 500 Fund

  - Institutional Select Large-Cap Value
    Index Fund

  - Institutional Select Small-Cap Value Index Fund

As covered in their respective sections of this report, all the Funds achieved their primary objectives of tracking the price and dividend performance of their benchmark indices during the reporting period. In addition, the Funds also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results.

FUND LISTINGS

The Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers as follows under the heading INSTITUTIONAL
SELECT:

   NEWSPAPER
    LISTING      SYMBOL
InstSel 500      ISLCX
InstSel LCV      ISLVX
InstSel SCV      ISSVX

S&P 500-REGISTERED TRADEMARK- IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE BY SCHWAB CAPITAL TRUST. THE INSTITUTIONAL SELECT S&P 500 FUND IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD &
POOR'S,-REGISTERED TRADEMARK- AND THEY MAKE NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
Market Overview                                    2
----------------------------------------------------
Institutional Select S&P 500 Fund
  FUND PERFORMANCE                                 5
  PORTFOLIO SNAPSHOT                               7
----------------------------------------------------
Institutional Select Large-Cap Value
 Index Fund
  FUND PERFORMANCE                                 9
  PORTFOLIO SNAPSHOT                              11
----------------------------------------------------
Institutional Select Small-Cap Value
 Index Fund
  FUND PERFORMANCE                                13
  PORTFOLIO SNAPSHOT                              15
----------------------------------------------------
The Portfolio Management Team                     17
----------------------------------------------------
Fund Discussion                                   18
----------------------------------------------------
Glossary                                          21
----------------------------------------------------
Financial Statements and Notes                    22
----------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have been subject to sharp drops and big recoveries, sometimes within the same day. After enjoying near-perfect market conditions for years, investors have had to adjust to significant economic and political developments, both here and abroad, that have contributed to rapid sentiment swings and market turbulence. These developments have been accentuated by the lingering expectation that stock prices are long overdue for a correction according to several traditional, widely followed indicators. In spite of this recent volatility, however, the markets continue to flourish, boosted by low inflation, solid economic growth, low interest rates, a strong dollar and an influx of money from investors.

All this serves to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. That's why we think it's a good time to reaffirm one of our primary investment principles: Regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term. You've already taken an important step in building a portfolio that can help you meet your future goals. On the following pages, we've provided guidelines to help ensure that you can reach your goals by establishing--or maintaining--an ongoing investment program.

NEW INVESTMENT OPPORTUNITY TO CONSIDER

If you're looking for an investment that covers all the corners of the U.S. stock market, consider Schwab's newest offering, the Schwab Total Stock Market Index Fund.-TM- The Fund seeks to track the performance of the U.S. stock market as measured by the Wilshire 5000 Index, the broadest measure of domestic stock market performance available. The end result: Fund investors can benefit from exposure to U.S. companies of all types and all sizes--all in a single, low-cost investment. For more information, including a prospectus that details the Fund's management fees and expenses, please call us at 800-435-4000. Please read the prospectus carefully before investing.

The support of investors like you has helped Charles Schwab Investment Management, Inc. (CSIM) become one of the largest and fastest-growing mutual fund Investment Advisers in the nation. CSIM now manages more than $90 billion in assets on behalf of approximately 3.5 million shareholders. We offer a broad spectrum of 39 mutual funds for investors with varying financial situations and goals.

Once again, thank you for your investment. We will do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
April 30, 1999

 THE YEAR 2000 AND EURO CONVERSION ISSUES

  Two issues with the potential to disrupt portfolio operations and affect performance are the inability of some computers to recognize the year 2000, and the conversion of certain European currencies to the euro, which began on January 1, 1999. The Investment Adviser will continue to take steps to enable its systems to handle these changes. With regard to the year 2000 problem, the Investment Adviser is also seeking assurances that its service providers and business partners are taking similar steps as well. It is impossible to know in advance however, exactly how either of these issues will affect portfolio administration, portfolio performance (particularly for portfolios with European exposure) or securities markets in general.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion with a strong real growth rate of 4.3% during 1998 and 4.1% during the first quarter of 1999--a rate well in excess of the Federal Reserve's estimate of the long-term maximum sustainable non-inflationary growth rate. The first quarter marked the thirty-second consecutive quarter of positive growth--the longest peacetime expansion ever. Strong consumer spending leveraged by record domestic stock market levels and its associated wealth effect continued to provide momentum for this historic expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              REAL GDP GROWTH RATE
                           QUARTERLY PERCENTAGE CHANGE
                                (ANNUALIZED RATE)
Q1 1990                                           3.9%
Q2 1990                                           1.2%
Q3 1990                                          -1.9%
Q4 1990                                          -4.0%
Q1 1991                                          -2.1%
Q2 1991                                           1.8%
Q3 1991                                           1.0%
Q4 1991                                           1.0%
Q1 1992                                           4.7%
Q2 1992                                           2.5%
Q3 1992                                           3.0%
Q4 1992                                           4.3%
Q1 1993                                           0.1%
Q2 1993                                           2.0%
Q3 1993                                           2.1%
Q4 1993                                           5.3%
Q1 1994                                           3.0%
Q2 1994                                           4.7%
Q3 1994                                           1.8%
Q4 1994                                           3.6%
Q1 1995                                           1.7%
Q2 1995                                           0.4%
Q3 1995                                           3.3%
Q4 1995                                           2.8%
Q1 1996                                           3.3%
Q2 1996                                           6.1%
Q3 1996                                           2.1%
Q4 1996                                           4.2%
Q1 1997                                           4.2%
Q2 1997                                           4.0%
Q3 1997                                           4.2%
Q4 1997                                           3.0%
Q1 1998                                           5.5%
Q2 1998                                           1.8%
Q3 1998                                           3.7%
Q4 1998                                           6.0%
Q1 1999                                           4.1%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer spending and confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Although an ongoing concern, the impact of international economic problems on the U.S. economy has been less severe than many originally predicted. Going forward, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT

After declining to 4.2% in March--the lowest level in 28 years--the U.S. unemployment rate stood at 4.3% in April. Labor markets continue to be extremely tight, growth in the labor force has slowed, and there continues to be concern that wage increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the facing page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              U.S. UNEMPLOYMENT RATE                            SOURCE: BLOOMBERG L.P.
Jan-90                             5.4%
Feb-90                             5.3%
Mar-90                             5.2%
Apr-90                             5.4%
May-90                             5.4%
Jun-90                             5.2%
Jul-90                             5.5%
Aug-90                             5.7%
Sep-90                             5.9%
Oct-90                             5.9%
Nov-90                             6.2%
Dec-90                             6.3%
Jan-91                             6.4%
Feb-91                             6.6%
Mar-91                             6.8%
Apr-91                             6.7%
May-91                             6.9%
Jun-91                             6.9%
Jul-91                             6.8%
Aug-91                             6.9%
Sep-91                             6.9%
Oct-91                             7.0%
Nov-91                             7.0%
Dec-91                             7.3%
Jan-92                             7.3%
Feb-92                             7.4%
Mar-92                             7.4%
Apr-92                             7.4%
May-92                             7.6%
Jun-92                             7.8%
Jul-92                             7.7%
Aug-92                             7.6%
Sep-92                             7.6%
Oct-92                             7.3%
Nov-92                             7.4%
Dec-92                             7.4%
Jan-93                             7.3%
Feb-93                             7.1%
Mar-93                             7.0%
Apr-93                             7.1%
May-93                             7.1%
Jun-93                             7.0%
Jul-93                             6.9%
Aug-93                             6.8%
Sep-93                             6.7%
Oct-93                             6.8%
Nov-93                             6.6%
Dec-93                             6.5%
Jan-94                             6.6%
Feb-94                             6.6%
Mar-94                             6.5%
Apr-94                             6.4%
May-94                             6.1%
Jun-94                             6.1%
Jul-94                             6.3%
Aug-94                             6.0%
Sep-94                             5.8%
Oct-94                             5.8%
Nov-94                             5.6%
Dec-94                             5.5%
Jan-95                             5.6%
Feb-95                             5.4%
Mar-95                             5.3%
Apr-95                             5.8%
May-95                             5.8%
Jun-95                             5.6%
Jul-95                             5.6%
Aug-95                             5.7%
Sep-95                             5.6%
Oct-95                             5.5%
Nov-95                             5.7%
Dec-95                             5.6%
Jan-96                             5.6%
Feb-96                             5.5%
Mar-96                             5.6%
Apr-96                             5.5%
May-96                             5.6%
Jun-96                             5.3%
Jul-96                             5.5%
Aug-96                             5.1%
Sep-96                             5.2%
Oct-96                             5.2%
Nov-96                             5.3%
Dec-96                             5.4%
Jan-97                             5.3%
Feb-97                             5.3%
Mar-97                             5.1%
Apr-97                             5.0%
May-97                             4.7%
Jun-97                             5.0%
Jul-97                             4.7%
Aug-97                             4.9%
Sep-97                             4.7%
Oct-97                             4.7%
Nov-97                             4.6%
Dec-97                             4.7%
Jan-98                             4.5%
Feb-98                             4.6%
Mar-98                             4.6%
Apr-98                             4.3%
May-98                             4.3%
Jun-98                             4.5%
Jul-98                             4.5%
Aug-98                             4.5%
Sep-98                             4.5%
Oct-98                             4.5%
Nov-98                             4.4%
Dec-98                             4.3%
Jan-99                             4.3%
Feb-99                             4.4%
Mar-99                             4.2%
Apr-99                             4.3%

INFLATION

Despite a surprisingly high Consumer Price Index (CPI) report for April (a 0.7% increase for the month), price inflation continued to remain well contained. The CPI rose just 2.3% for the year ended April 1999. Its core rate (which excludes the more volatile food and energy components) rose 2.2%. For all of 1998, overall producer prices fell 0.1% after dropping 1.2% in 1997, marking the first time that the index, which was created in 1947, has fallen for two consecutive years. The markets reacted nervously following the April CPI report, not knowing whether it represented an aberration or the beginning of a trend.

The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing 3.0% for the year ended March 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MEASURES OF INFLATION
                             QUARTERLY EMPLOYMENT COST INDEX   MONTHLY CONSUMER PRICE INDEX
Jan-90                                                   5.5%                           5.2%
Feb-90                                                   5.5%                           5.3%
Mar-90                                                   5.5%                           5.2%
Apr-90                                                   5.4%                           4.7%
May-90                                                   5.4%                           4.4%
Jun-90                                                   5.4%                           4.7%
Jul-90                                                   5.2%                           4.8%
Aug-90                                                   5.2%                           5.6%
Sep-90                                                   5.2%                           6.2%
Oct-90                                                   4.9%                           6.3%
Nov-90                                                   4.9%                           6.3%
Dec-90                                                   4.9%                           6.1%
Jan-91                                                   4.6%                           5.7%
Feb-91                                                   4.6%                           5.3%
Mar-91                                                   4.6%                           4.9%
Apr-91                                                   4.6%                           4.9%
May-91                                                   4.6%                           5.0%
Jun-91                                                   4.6%                           4.7%
Jul-91                                                   4.3%                           4.4%
Aug-91                                                   4.3%                           3.8%
Sep-91                                                   4.3%                           3.4%
Oct-91                                                   4.3%                           2.9%
Nov-91                                                   4.3%                           3.0%
Dec-91                                                   4.3%                           3.1%
Jan-92                                                   4.0%                           2.6%
Feb-92                                                   4.0%                           2.8%
Mar-92                                                   4.0%                           3.2%
Apr-92                                                   3.6%                           3.2%
May-92                                                   3.6%                           3.0%
Jun-92                                                   3.6%                           3.1%
Jul-92                                                   3.5%                           3.2%
Aug-92                                                   3.5%                           3.1%
Sep-92                                                   3.5%                           3.0%
Oct-92                                                   3.5%                           3.2%
Nov-92                                                   3.5%                           3.0%
Dec-92                                                   3.5%                           2.9%
Jan-93                                                   3.5%                           3.3%
Feb-93                                                   3.5%                           3.2%
Mar-93                                                   3.5%                           3.1%
Apr-93                                                   3.6%                           3.2%
May-93                                                   3.6%                           3.2%
Jun-93                                                   3.6%                           3.0%
Jul-93                                                   3.6%                           2.8%
Aug-93                                                   3.6%                           2.8%
Sep-93                                                   3.6%                           2.7%
Oct-93                                                   3.5%                           2.8%
Nov-93                                                   3.5%                           2.7%
Dec-93                                                   3.5%                           2.7%
Jan-94                                                   3.2%                           2.5%
Feb-94                                                   3.2%                           2.5%
Mar-94                                                   3.2%                           2.5%
Apr-94                                                   3.2%                           2.4%
May-94                                                   3.2%                           2.3%
Jun-94                                                   3.2%                           2.5%
Jul-94                                                   3.2%                           2.8%
Aug-94                                                   3.2%                           2.9%
Sep-94                                                   3.2%                           3.0%
Oct-94                                                   3.0%                           2.6%
Nov-94                                                   3.0%                           2.7%
Dec-94                                                   3.0%                           2.7%
Jan-95                                                   2.9%                           2.8%
Feb-95                                                   2.9%                           2.9%
Mar-95                                                   2.9%                           2.9%
Apr-95                                                   2.9%                           3.1%
May-95                                                   2.9%                           3.2%
Jun-95                                                   2.9%                           3.0%
Jul-95                                                   2.7%                           2.8%
Aug-95                                                   2.7%                           2.6%
Sep-95                                                   2.7%                           2.5%
Oct-95                                                   2.7%                           2.8%
Nov-95                                                   2.7%                           2.6%
Dec-95                                                   2.7%                           2.5%
Jan-96                                                   2.8%                           2.7%
Feb-96                                                   2.8%                           2.7%
Mar-96                                                   2.8%                           2.8%
Apr-96                                                   2.9%                           2.9%
May-96                                                   2.9%                           2.9%
Jun-96                                                   2.9%                           2.8%
Jul-96                                                   2.8%                           3.0%
Aug-96                                                   2.8%                           2.9%
Sep-96                                                   2.8%                           3.0%
Oct-96                                                   2.9%                           3.0%
Nov-96                                                   2.9%                           3.3%
Dec-96                                                   2.9%                           3.3%
Jan-97                                                   2.9%                           3.0%
Feb-97                                                   2.9%                           3.0%
Mar-97                                                   2.9%                           2.8%
Apr-97                                                   2.8%                           2.5%
May-97                                                   2.8%                           2.2%
Jun-97                                                   2.8%                           2.3%
Jul-97                                                   3.0%                           2.2%
Aug-97                                                   3.0%                           2.2%
Sep-97                                                   3.0%                           2.2%
Oct-97                                                   3.3%                           2.1%
Nov-97                                                   3.3%                           1.8%
Dec-97                                                   3.3%                           1.7%
Jan-98                                                   3.3%                           1.6%
Feb-98                                                   3.3%                           1.4%
Mar-98                                                   3.3%                           1.4%
Apr-98                                                   3.5%                           1.4%
May-98                                                   3.5%                           1.7%
Jun-98                                                   3.5%                           1.7%
Jul-98                                                   3.5%                           1.7%
Aug-98                                                   3.7%                           1.6%
Sep-98                                                   3.7%                           1.5%
Oct-98                                                   3.4%                           1.5%
Nov-98                                                   3.4%                           1.5%
Dec-98                                                   3.4%                           1.6%
Jan-99                                                   3.0%                           1.7%
Feb-99                                                   3.0%                           1.6%
Mar-99                                                   3.0%                           1.7%
Apr-99                                                                                  2.3%
Source: BLOOMBERG L.P.

Although price inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and a strong 3.5% annualized rate in the first quarter of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

Following a sharp correction in July and August, the domestic equities market rallied strongly during the six-month reporting period ended April 30, 1999. EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        TOTAL RETURN PERFORMANCE GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                                                  MSCI-EAFE (ND) INDEX
                                    OCT-98                                               $1.000
Nov-98                                                                                            $1.051
Dec-98                                                                                            $1.093
Jan-99                                                                                            $1.089
Feb-99                                                                                            $1.064
Mar-99                                                                                            $1.108
Apr-99                                                                                            $1.153

        TOTAL RETURN PERFORMANCE GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                                                 RUSSELL 2000 SMALL-CAP INDEX  S&P 500 INDEX
                                    OCT-98                                                  $1.000                 $1.000
Nov-98                                                                                                 $1.052          $1.061
Dec-98                                                                                                 $1.118          $1.122
Jan-99                                                                                                 $1.132          $1.169
Feb-99                                                                                                 $1.041          $1.132
Mar-99                                                                                                 $1.057          $1.178
Apr-99                                                                                                 $1.152          $1.223

        TOTAL RETURN PERFORMANCE GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                                                  LEHMAN AGGREGATE BOND INDEX

                                    OCT-98                                                  $1.000

Nov-98                                                                                                  $1.006

Dec-98                                                                                                  $1.009

Jan-99                                                                                                  $1.016

Feb-99                                                                                                  $0.998

Mar-99                                                                                                  $1.004

Apr-99                                                                                                  $1.007


COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest-performing asset class, achieving a total return of 22.31% for the six-month period. Even within the S&P 500, the strongest performance was concentrated in the very largest stocks. Small-cap stocks, as represented by the Russell 2000-Registered Trademark- Index, also experienced a strong total return of 15.16%.

Assisted by the rebound in Asian markets, international stock returns, as represented by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI-EAFE)-Registered Trademark- Index, experienced a positive total return of 15.28% for the six-month reporting period.

Reflecting the moderate rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 0.69% for the six-month reporting period.

U.S. EQUITY VALUATION

The price/earnings (P/E) ratio for the S&P 500-Registered Trademark- Index reached new record highs during the reporting period and ended the period at a lofty 33.9 times earnings, more than twice its long-term average. The P/E ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earnings potential. Based on other traditional market valuation measures, such as price/book (P/B) ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  S&P 500 PRICE/EARNINGS RATIO

Jan-90                                 14.37
Feb-90                                 14.21
Mar-90                                 14.77
Apr-90                                 14.82
May-90                                 15.84
Jun-90                                 16.66
Jul-90                                 16.65
Aug-90                                 15.57
Sep-90                                  14.9
Oct-90                                 14.36
Nov-90                                 14.59
Dec-90                                 15.19
Jan-91                                 14.95
Feb-91                                 16.82
Mar-91                                 17.48
Apr-91                                 17.85
May-91                                 17.92
Jun-91                                 17.96
Jul-91                                 18.07
Aug-91                                 19.72
Sep-91                                 19.88
Oct-91                                 19.92
Nov-91                                 21.02
Dec-91                                 21.85
Jan-92                                 23.35
Feb-92                                 23.83
Mar-92                                 25.45
Apr-92                                 25.51
May-92                                 25.71
Jun-92                                 25.08
Jul-92                                 25.61
Aug-92                                  25.5
Sep-92                                 24.37
Oct-92                                 23.94
Nov-92                                 24.08
Dec-92                                 24.01
Jan-93                                  24.2
Feb-93                                 24.25
Mar-93                                 24.22
Apr-93                                  23.2
May-93                                 23.21
Jun-93                                 22.58
Jul-93                                 22.52
Aug-93                                 23.02
Sep-93                                 23.74
Oct-93                                 23.97
Nov-93                                 22.55
Dec-93                                 23.55
Jan-94                                 22.98
Feb-94                                 21.17
Mar-94                                 20.34
Apr-94                                  20.1
May-94                                 20.16
Jun-94                                 19.76
Jul-94                                 18.64
Aug-94                                  18.9
Sep-94                                 18.26
Oct-94                                 17.55
Nov-94                                 16.58
Dec-94                                 16.98
Jan-95                                 16.23
Feb-95                                  16.2
Mar-95                                  16.5
Apr-95                                 16.02
May-95                                 16.43
Jun-95                                 16.82
Jul-95                                 16.55
Aug-95                                 16.18
Sep-95                                 16.86
Oct-95                                 16.18
Nov-95                                 17.14
Dec-95                                 17.41
Jan-96                                 18.11
Feb-96                                 18.56
Mar-96                                 18.94
Apr-96                                 19.16
May-96                                 19.48
Jun-96                                  19.3
Jul-96                                 18.31
Aug-96                                 18.62
Sep-96                                 19.75
Oct-96                                  19.6
Nov-96                                 21.05
Dec-96                                  20.7
Jan-97                                 20.55
Feb-97                                 20.98
Mar-97                                 19.87
Apr-97                                 20.24
May-97                                 21.43
Jun-97                                 22.45
Jul-97                                 23.92
Aug-97                                 22.64
Sep-97                                    24
Oct-97                                 22.84
Nov-97                                 24.02
Dec-97                                 24.51
Jan-98                                 24.99
Feb-98                                 26.44
Mar-98                                 27.76
Apr-98                                 26.51
May-98                                 26.12
Jun-98                                 27.09
Jul-98                                 26.78
Aug-98                                 22.77
Sep-98                                 24.23
Oct-98                                 27.58
Nov-98                                 30.14
Dec-98                                 31.97
Jan-99                                 33.29
Feb-99                                 32.65
Mar-99                                 33.78
Apr-99                                  33.9
30-Year Average                        15.26
Source: BLOOMBERG L.P.

TREASURY YIELDS

Following an extended period of falling interest rates that began with the market's response to developing international economic problems in the second quarter of 1997, both long-term and intermediate-term rates reversed course and began to trend upward in October 1998. Scaled-back concerns about the impact of international economic problems and continued strong growth of the domestic economy, with no evidence that it will slow soon, were the primary drivers of the reversal of the downward trend in rates.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
              SOURCE: BLOOMBERG L.P.
                                                    30-YEAR TREASURY  FIVE-YEAR TREASURY
                                                       BOND YIELD         NOTE YIELD
11/2/98                                                        5.24%               4.40%
11/3/98                                                        5.22%               4.37%
11/4/98                                                        5.33%               4.48%
11/5/98                                                        5.36%               4.49%
11/6/98                                                        5.39%               4.59%
11/9/98                                                        5.29%               4.54%
11/10/98                                                       5.29%               4.50%
11/11/98                                                       5.29%               4.50%
11/12/98                                                       5.25%               4.47%
11/13/98                                                       5.25%               4.50%
11/16/98                                                       5.29%               4.57%
11/17/98                                                       5.29%               4.57%
11/18/98                                                       5.25%               4.58%
11/19/98                                                       5.24%               4.62%
11/20/98                                                       5.22%               4.60%
11/23/98                                                       5.25%               4.62%
11/24/98                                                       5.22%               4.62%
11/25/98                                                       5.19%               4.63%
11/26/98                                                       5.19%               4.63%
11/27/98                                                       5.16%               4.59%
11/30/98                                                       5.06%               4.48%
12/1/98                                                        5.04%               4.41%
12/2/98                                                        5.02%               4.32%
12/3/98                                                        5.00%               4.26%
12/4/98                                                        5.04%               4.39%
12/7/98                                                        5.03%               4.44%
12/8/98                                                        4.99%               4.38%
12/9/98                                                        4.98%               4.36%
12/10/98                                                       4.96%               4.32%
12/11/98                                                       5.02%               4.39%
12/14/98                                                       4.99%               4.33%
12/15/98                                                       5.03%               4.39%
12/16/98                                                       4.99%               4.29%
12/17/98                                                       5.01%               4.35%
12/18/98                                                       5.00%               4.36%
12/21/98                                                       5.06%               4.44%
12/22/98                                                       5.14%               4.51%
12/23/98                                                       5.18%               4.64%
12/24/98                                                       5.21%               4.71%
12/25/98                                                       5.22%               4.71%
12/28/98                                                       5.15%               4.63%
12/29/98                                                       5.10%               4.57%
12/30/98                                                       5.09%               4.53%
12/31/98                                                       5.10%               4.54%
1/1/99                                                         5.10%               4.54%
1/4/99                                                         5.15%               4.56%
1/5/99                                                         5.21%               4.62%
1/6/99                                                         5.16%               4.57%
1/7/99                                                         5.22%               4.63%
1/8/99                                                         5.27%               4.73%
1/11/99                                                        5.31%               4.79%
1/12/99                                                        5.22%               4.67%
1/13/99                                                        5.13%               4.56%
1/14/99                                                        5.06%               4.46%
1/15/99                                                        5.11%               4.55%
1/18/99                                                        5.12%               4.55%
1/19/99                                                        5.15%               4.61%
1/20/99                                                        5.17%               4.64%
1/21/99                                                        5.13%               4.56%
1/22/99                                                        5.08%               4.52%
1/25/99                                                        5.12%               4.55%
1/26/99                                                        5.13%               4.58%
1/27/99                                                        5.13%               4.55%
1/28/99                                                        5.11%               4.56%
1/29/99                                                        5.09%               4.55%
2/1/99                                                         5.18%               4.64%
2/2/99                                                         5.24%               4.70%
2/3/99                                                         5.25%               4.73%
2/4/99                                                         5.29%               4.79%
2/5/99                                                         5.35%               4.86%
2/8/99                                                         5.34%               4.84%
2/9/99                                                         5.30%               4.80%
2/10/99                                                        5.37%               4.82%
2/11/99                                                        5.37%               4.84%
2/12/99                                                        5.42%               4.96%
2/15/99                                                        5.43%               4.98%
2/16/99                                                        5.34%               4.94%
2/17/99                                                        5.31%               4.90%
2/18/99                                                        5.38%               4.97%
2/19/99                                                        5.39%               4.99%
2/22/99                                                        5.36%               4.94%
2/23/99                                                        5.43%               5.04%
2/24/99                                                        5.51%               5.12%
2/25/99                                                        5.65%               5.29%
2/26/99                                                        5.58%               5.22%
3/1/99                                                         5.67%               5.31%
3/2/99                                                         5.61%               5.23%
3/3/99                                                         5.70%               5.29%
3/4/99                                                         5.70%               5.31%
3/5/99                                                         5.60%               5.22%
3/8/99                                                         5.59%               5.19%
3/9/99                                                         5.53%               5.10%
3/10/99                                                        5.55%               5.12%
3/11/99                                                        5.56%               5.12%
3/12/99                                                        5.53%               5.06%
3/15/99                                                        5.52%               5.06%
3/16/99                                                        5.48%               5.02%
3/17/99                                                        5.51%               5.04%
3/18/99                                                        5.49%               5.01%
3/19/99                                                        5.56%               5.08%
3/22/99                                                        5.57%               5.12%
3/23/99                                                        5.54%               5.05%
3/24/99                                                        5.53%               5.06%
3/25/99                                                        5.59%               5.10%
3/26/99                                                        5.59%               5.08%
3/29/99                                                        5.64%               5.13%
3/30/99                                                        5.58%               5.05%
3/31/99                                                        5.63%               5.10%
4/1/99                                                         5.67%               5.14%
4/2/99                                                         5.60%               5.05%
4/5/99                                                         5.59%               5.05%
4/6/99                                                         5.52%               4.99%
4/7/99                                                         5.50%               5.01%
4/8/99                                                         5.44%               4.94%
4/9/99                                                         5.46%               4.96%
4/12/99                                                        5.45%               4.96%
4/13/99                                                        5.49%               5.00%
4/14/99                                                        5.51%               5.03%
4/15/99                                                        5.53%               5.06%
4/16/99                                                        5.57%               5.11%
4/19/99                                                        5.52%               5.03%
4/20/99                                                        5.51%               5.03%
4/21/99                                                        5.52%               5.08%
4/22/99                                                        5.60%               5.13%
4/23/99                                                        5.60%               5.14%
4/26/99                                                        5.58%               5.11%
4/27/99                                                        5.54%               5.10%
4/28/99                                                        5.58%               5.14%
4/29/99                                                        5.53%               5.08%
4/30/99                                                        5.66%               5.21%

  This market overview has been provided by the portfolio management team.

INSTITUTIONAL SELECT S&P 500 FUND
FUND PERFORMANCE

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 4/30/99(1)

                                                                                                        SINCE
                                                                                                      INCEPTION
                                                                                                       (2/1/99)
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT S&P 500 FUND(2)                                                                       4.60%
-----------------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                                                        4.67%
-----------------------------------------------------------------------------------------------------------------
Index Tracking Differential                                                                                0.07%
-----------------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's since-inception cumulative total return was 0.70%. Without fee waivers and guarantees, the Fund's since-inception cumulative total return would have been 0.63% as of 3/31/99.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 12/31/05 that total operating expenses will not exceed 0.15%. Without fee waivers and guarantees, the Fund's since-inception cumulative total return would have been 4.50% as of 4/30/99.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

              Institutional
                  Select         S&P 500
               S&P 500 Fund       Index
2/1/1999               $10,000    $10,000
2/28/1999               $9,680     $9,689
3/31/1999              $10,070    $10,077
4/30/1999              $10,460    $10,467

The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select S&P 500 Fund, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index. A detailed analysis of the performance of the Fund is provided in the Fund Discussion section later in this report.

Also shown is the difference between the total returns of the S&P 500 Index and the Institutional Select S&P 500 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, unlike the index, the Fund has operating expenses and incurs trading costs when it buys or sells securities. The Fund also may hold non-index securities that can produce either higher or lower returns than their index counterparts. Furthermore, unlike the index, the Fund holds a portion of its assets in cash.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                   $ 138,191
-------------------------------------------------------------------------------------------------

INSTITUTIONAL SELECT S&P 500 FUND
PORTFOLIO SNAPSHOT

The Institutional Select S&P 500 Fund (the Fund) seeks high total return by tracking the performance of the S&P 500-Registered Trademark- Index. To do this, it invests primarily in common stocks of the S&P 500 Index, a widely recognized, unmanaged index comprised of 500 large-cap stocks selected by Standard & Poor's.-Registered Trademark- As of April 30, 1999, the aggregate market capitalization of the S&P 500 Index represented approximately 79.9% of the total value of the U.S. stock market.(1) Common stocks of the 50 largest companies in the S&P 500 Index accounted for approximately 54.6% of the index. Standard & Poor's rebalances the index periodically and with no set schedule. The information below and on the following page provides a snapshot of the Fund's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined on page 21. A complete list of the securities in the Fund's portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                                                                       INSTITUTIONAL
                                                                                                      SELECT S&P 500
                                                                                                           FUND*
--------------------------------------------------------------------------------------------------------------------------------
Number of Issues                                                                                                505
--------------------------------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                                                                    $8,364
--------------------------------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                                                                     32.9
--------------------------------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                                                                         13.7
--------------------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                                                                  N/A
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                          -- **
--------------------------------------------------------------------------------------------------------------------------------
Three-Year Beta                                                                                                 N/A
--------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                                                                  0.15%+
--------------------------------------------------------------------------------------------------------------------------------

 (1) Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Fund.

** Portfolio turnover rate is less than one percent.

 + Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 12/31/05.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO COMPOSITION BY INDUSTRY
             AS OF 4/30/99
Other                                  33.6%
Healthcare/Drugs and Medicine          10.4%
Business Machines and Software         10.3%
Telephone                               7.9%
Electronics                             7.1%
Banks                                   6.8%
Retail                                  5.9%
Miscellaneous Finance                   5.5%
Producer Goods and Manufacturing        4.4%
Oil-International                       4.4%
Food and Agriculture                    3.7%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY INVESTMENT STYLE BOX(1)
      AS OF 4/30/99
 -STYLE-
Value          Blend     Growth   -Market Cap-
                   X                     Large
                                        Medium
                                         Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------
Microsoft Corp.                               3.52%
---------------------------------------------------
General Electric Co.                          2.97%
---------------------------------------------------
Wal-Mart Stores, Inc.                         1.76%
---------------------------------------------------
Intel Corp.                                   1.75%
---------------------------------------------------
Exxon Corp.                                   1.74%
---------------------------------------------------
IBM Corp.                                     1.67%
---------------------------------------------------
Cisco Systems, Inc.                           1.55%
---------------------------------------------------
Citigroup, Inc.                               1.46%
---------------------------------------------------
Coca-Cola Co.                                 1.44%
---------------------------------------------------
Merck & Co., Inc.                             1.44%
---------------------------------------------------

(1) Source: Charles Schwab & Co., Inc. The style box illustrates the composition of the Fund's portfolio as of 4/30/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the Fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
FUND PERFORMANCE

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 4/30/99(1)

                                                                                                        SINCE
                                                                                                      INCEPTION
                                                                                                       (2/1/99)
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND(2)                                                         9.30%
-----------------------------------------------------------------------------------------------------------------
S&P 500/BARRA Value Index                                                                                  9.50%
-----------------------------------------------------------------------------------------------------------------
Index Tracking Differential                                                                                0.20%
-----------------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's since-inception cumulative total return was 0.80%. Without fee waivers and guarantees, the Fund's since-inception cumulative total returns would have been 0.71% as of 3/31/99.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 12/30/05 that total operating expenses will not exceed 0.25%. Without fee waivers and guarantees, the Fund's since-inception cumulative total return would have been 9.41% as of 4/30/99.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                Institutional
                   Select
                 Large-Cap             S&P 500 BARRA
              Value Index Fund           Value Index
2/1/1999               $10,000           $10,000
2/28/1999               $9,780            $9,785
3/31/1999              $10,080           $10,081
4/30/1999              $10,930           $10,950

The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select Large-Cap Value Index Fund, made at its inception, with a similar investment in the S&P 500/BARRA Value Index. A detailed analysis of the performance of the Fund is provided in the Fund discussion section later in this report.

Also shown is the difference between the total returns of the S&P 500/BARRA Value Index and the Institutional Select Large-Cap Value Index Fund, which is often referred to as the "tracking differential." (See page 6 for a more detailed discussion).

ASSETS

--------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                    $  41,533
--------------------------------------------------------------------------------------------------

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
PORTFOLIO SNAPSHOT

The Institutional Select Large-Cap Value Index Fund (the Fund) seeks high total return by tracking the performance of the S&P 500/BARRA Value Index. To do this, it invests primarily in common stocks of the S&P 500/BARRA Value index, a widely recognized index comprised of approximately 350 large-cap value common stocks selected by BARRA, Inc. and Standard & Poor's.-Registered Trademark- The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately half the total value of the S&P 500-Registered Trademark- Index. The companies with the highest price/book ratios may be included in the index. BARRA, Inc., and Standard & Poor's rebalance the index at least semiannually. The information below and on the following page provides a snapshot of the Fund's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined on page 21. A complete list of the securities in the Fund's portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                                                               INSTITUTIONAL SELECT
                                                                                               LARGE-CAP VALUE INDEX
                                                                                                       FUND*
--------------------------------------------------------------------------------------------------------------------------------
Number of Issues                                                                                            384
--------------------------------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                                                                $6,584
--------------------------------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                                                                 28.1
--------------------------------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                                                                      6.9
--------------------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                                                              N/A
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                      --**
--------------------------------------------------------------------------------------------------------------------------------
Three-Year Beta                                                                                             N/A
--------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                                                              0.25%+
--------------------------------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Fund.

** Portfolio turnover rate was less than one percent.

 + Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 12/31/05.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION BY INDUSTRY
       AS OF 4/30/99
Other                        32.3%
Banks                        12.8%
Telephone                     9.7%
Oil-International             9.4%
Miscellaneous Finance         7.9%
Electronics                   5.5%
Utilities-Energy and Gas      5.3%
Media                         5.2%
Insurance                     4.2%
Chemical                      3.9%
Retail                        3.8%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INVESTMENT STYLE BOX(1)
   AS OF 4/30/99
 -STYLE-
Value          Blend     Growth   -Market Cap-
X                                        Large
                                        Medium
                                         Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------
Exxon Corp.                                   3.73%
---------------------------------------------------
Citigroup, Inc.                               3.15%
---------------------------------------------------
AT&T Corp.                                    2.94%
---------------------------------------------------
Royal Dutch Petroleum Co.-Sponsored ADR       2.34%
---------------------------------------------------
Bank of America Corp.                         2.31%
---------------------------------------------------
Bell Atlantic Corp.                           1.67%
---------------------------------------------------
BellSouth Corp.                               1.63%
---------------------------------------------------
Time Warner, Inc.                             1.59%
---------------------------------------------------
Mobil Corp.                                   1.53%
---------------------------------------------------
Hewlett Packard Co.                           1.49%
---------------------------------------------------

(1) Source: Charles Schwab & Co., Inc. The style box illustrates the composition of the Fund's portfolio as of 4/30/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the Fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
FUND PERFORMANCE

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED 4/30/99(1)

                                                                                                        SINCE
                                                                                                      INCEPTION
                                                                                                       (2/1/99)
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND(2)                                                        (0.80)%
-----------------------------------------------------------------------------------------------------------------
S&P Small-Cap 600/BARRA Value Index                                                                       (0.53)%
-----------------------------------------------------------------------------------------------------------------
Index Tracking Differential                                                                                 0.27%
-----------------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's since-inception cumulative total return was (8.70)%. Without fee waivers and guarantees, the Fund's since-inception cumulative total return would have been (8.82)% as of 3/31/99.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived their fees during the reporting period and have guaranteed through at least 6/30/99 that total operating expenses will not exceed 0.00%. Additionally, they have guaranteed through at least 12/31/05 that total operating expenses will not exceed 0.32%. Without fee waivers and guarantees, the Fund's since-inception cumulative total return would have been (1.01)% as of 4/30/99.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

              Institutional
                  Select         S&P Small-Cap
             Small-Cap Value       600/Barra
                Index Fund        Value Index
2/1/1999               $10,000          $10,000
2/28/1999              $ 9,170          $ 9,186
3/31/1999              $ 9,130          $ 9,150
4/30/1999              $ 9,920          $ 9,947

The above graph compares the growth of a hypothetical $10,000 investment in the Institutional Select Small-Cap Value Index Fund, made at its inception, with a similar investment in the S&P Small-Cap 600/BARRA Value Index. A detailed analysis of the performance of the Fund is provided in the Fund discussion section later in this report.

Also shown is the difference between the total returns of the S&P Small-Cap 600/BARRA Value Index and the Institutional Select Small-Cap Value Index Fund, which is often referred to as the "tracking differential."(See page 6 for a more detailed discussion).

ASSETS

--------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                    $  20,554
--------------------------------------------------------------------------------------------------

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
PORTFOLIO SNAPSHOT

The Institutional Select Small-Cap Value Index Fund (the Fund) seeks high total return by tracking the performance of the S&P SmallCap 600/BARRA Value index. To do this, it invests primarily in common stocks of the S&P SmallCap 600/BARRA Value Index, a widely recognized index composed of approximately 375 small-cap value common stocks selected by BARRA, Inc. and Standard &
Poor's.-Registered Trademark- The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately half the total value of the S&P SmallCap 600 Index. The companies with the highest price/book ratios may be included in the index. BARRA, Inc. and Standard & Poor's rebalance the index at least semiannually. The information below and on the following page provides a snapshot of the Fund's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined on page 21. A complete list of the securities in the Fund's portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                                                               INSTITUTIONAL SELECT
                                                                                                     SMALL-CAP
                                                                                                 VALUE INDEX FUND*
---------------------------------------------------------------------------------------------------------------------------------
Number of Issues                                                                                            404
---------------------------------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                                                                   $344
---------------------------------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                                                                  22.5
---------------------------------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                                                                       1.9
---------------------------------------------------------------------------------------------------------------------------------
12-Month Yield                                                                                               N/A
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                                                        4%
---------------------------------------------------------------------------------------------------------------------------------
Three-Year Beta                                                                                              N/A
---------------------------------------------------------------------------------------------------------------------------------
Expense Ratio                                                                                               0.32%**
---------------------------------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Fund.

** Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 12/31/05.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION BY INDUSTRY
        AS OF 4/30/99
Other                                  40.2%
Electronics                             9.2%
UtilitiesEnergy and Gas                 8.7%
Business Services                       6.7%
Producer Goods and Manufacturing        6.5%
Retail                                  5.8%
Healthcare/Drugs and Medicine           5.6%
Insurance                               5.0%
Construction                            4.7%
Food and Agriculture                    4.0%
Trucking and Freight                    3.6%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INVESTMENT STYLE BOX(1)
    AS OF 4/30/99
 -STYLE-
Value          Blend     Growth   -Market Cap-
                                         Large
                                        Medium
X                                        Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------
Commercial Federal Corp.                      0.89%
---------------------------------------------------
Fremont General Corp.                         0.84%
---------------------------------------------------
Zale Corp.                                    0.83%
---------------------------------------------------
Ann Taylor Stores                             0.75%
---------------------------------------------------
D.R. Horton, Inc.                             0.74%
---------------------------------------------------
Dallas Semiconductor Corp.                    0.73%
---------------------------------------------------
Sierra Pacific Resources                      0.66%
---------------------------------------------------
Devon Energy Corp.                            0.65%
---------------------------------------------------
Tower Automotive, Inc.                        0.63%
---------------------------------------------------
AptarGroup, Inc.                              0.63%
---------------------------------------------------

(1) Source: Charles Schwab & Co., Inc. The style box illustrates the composition of the Fund's portfolio as of 4/30/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the Fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

GERI HOM--vice president and senior portfolio manager, has primary responsibility for the management of the Institutional Select-TM- Funds. Geri also manages all Schwab's Equity Index Funds and the Schwab Analytics Fund-Registered Trademark- and she co-manages the Schwab MarketTrack Portfolios.-TM- Geri joined CSIM in March 1995 as portfolio manager and was promoted to her current position in December 1996. She currently manages approximately $15 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Group for Wells Fargo Nikko.

LARRY MANO--director and portfolio manager, has day-to-day portfolio management responsibilities for the Institutional Select Large-Cap Value Index Fund and the Institutional Select Small-Cap Value Index Fund. Prior to joining the firm in 1998, he spent 20 years at Wilshire Associates, where he directed the development of equity index investment products.

INSTITUTIONAL SELECT-TM- FUNDS
FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FUNDS PERFORM DURING THE REPORTING PERIOD?

A. Typically, you will receive semiannual reports for the six months ended April 30 and annual reports for the year ended October 31 of each year. Because the Institutional Select Funds had their inception on February 1, 1999, this report addresses only the three-month period ended April 30, 1999. Additionally, because the managers seek to manage the Funds with an emphasis tax efficiency, we plan to report the Funds' returns as well as the category average return on both a pre- and after-tax basis. Given the shorter-than-normal reporting period and the fact that the period covered does not include the Funds' annual year-end distribution date, we are not including after-tax returns in this report.

During the three-month period, large-cap domestic stocks continued their strong performance. In particular, large-cap value stocks had a very strong showing. The following tables show the Funds' returns as well as those of the Funds' respective benchmark indices and Morningstar peer groups.

INSTITUTIONAL SELECT S&P 500 FUND

                                                                                                              THREE MONTHS
                                                                                                              ENDED 4/30/99
---------------------------------------------------------------------------------------------------------------------------
Institutional Select S&P 500 Fund                                                                                    4.60%
---------------------------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                                                                  4.67%
---------------------------------------------------------------------------------------------------------------------------
Average Large-Cap Fund                                                                                               4.57%
---------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL SELECT LARGE-CAP VALUE FUND

                                                                                                              THREE MONTHS
                                                                                                              ENDED 4/30/99
---------------------------------------------------------------------------------------------------------------------------
Institutional Select Large-Cap Value Fund                                                                            9.30%
---------------------------------------------------------------------------------------------------------------------------
S&P 500/BARRA Value Index                                                                                            9.50%
---------------------------------------------------------------------------------------------------------------------------
Average Large-Cap Value Fund                                                                                         7.56%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                                                                        4.67%
---------------------------------------------------------------------------------------------------------------------------
Average Large-Cap Fund                                                                                               4.57%
---------------------------------------------------------------------------------------------------------------------------


INSTITUTIONAL SELECT SMALL-CAP VALUE FUND

                                                                                                              THREE MONTHS
                                                                                                              ENDED 4/30/99
---------------------------------------------------------------------------------------------------------------------------
Institutional Select Small-Cap Value Fund                                                                          (0.80)%
---------------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600/BARRA Value Index                                                                                 (0.53)%
---------------------------------------------------------------------------------------------------------------------------
Average Small-Cap Value Fund                                                                                         0.18%
---------------------------------------------------------------------------------------------------------------------------
S&P 600-Registered Trademark- SmallCap Index                                                                         4.67%
---------------------------------------------------------------------------------------------------------------------------
Average Small-Cap Fund                                                                                               0.14%
---------------------------------------------------------------------------------------------------------------------------

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

The Investment Adviser and Schwab waived a portion of their fees during the reporting period. They have guaranteed through at least 12/31/05 that total operating expenses will not exceed 0.15% for the Institutional Select S&P 500 Fund, 0.25% for the Institutional Select Large-Cap Value Index Fund or 0.32% for the Institutional Select Small-Cap Value Index Fund. Additionally, they have guaranteed through at least 6/30/99 that the total operating expenses will not exceed 0.00% for the Institutional Select Small-Cap Value Index Fund. Without fee waivers and guarantees, the Funds' since-inception cumulative total return would have been 4.50%, 9.41% and (1.01)%, respectively, as of 4/30/99.

Source: Morningstar, Inc. As of 4/30/99, the average large-cap fund category contained 959 funds, the average large-cap value fund category contained 263 funds the average small-cap value fund category contained 133 funds and the averge small-cap fund category contained 450 funds. Although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

INSTITUTIONAL SELECT-TM- FUNDS
FUND DISCUSSION (CONTINUED)

Q. CAN YOU PROVIDE SOME HISTORICAL PERSPECTIVE ON VALUE STOCK RETURNS COMPARED WITH GROWTH STOCK RETURNS?

A. As shown on the charts below, performance has varied considerably between the two styles. The Schwab Center for Investment Research (SCIR) found that the value stocks historically have shown much less volatility. Whether looking at the past 10, 15 or 20 years, value stocks exhibited only three-quarters the volatility of growth stocks. Volatility was measured by the annualized standard deviation of monthly total returns for each index.

On the return side, the data is less definitive. Although value stock returns have outperformed the growth stock returns for the period from 1975 through 1998, there have been periods when growth stocks have performed better than value stocks and vice versa. These shifting results are driven by the fact that value and growth stocks tend to take turns leading the market, and these "performance cycles" have varied in length and magnitude, as shown by the second graph below. Depending on which time period you consider, growth looked better than value and vice versa, although the value cycles tended to be longer. Although these cycles may not be entirely random, predicting them is difficult.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $1
INVESTMENT
                                           S&P/BARRA 500 Growth     S&P/BARRA 500 Value
1/1/75                                                    $1.00                   $1.00
1975                                                      $1.32                   $1.43
1976                                                      $1.50                   $1.93
1977                                                      $1.32                   $1.88
1978                                                      $1.41                   $2.00
1979                                                      $1.63                   $2.42
1980                                                      $2.28                   $3.00
1981                                                      $2.05                   $3.00
1982                                                      $2.51                   $3.63
1983                                                      $2.91                   $4.68
1984                                                      $2.98                   $5.17
1985                                                      $3.97                   $6.70
1986                                                      $4.55                   $8.15
1987                                                      $4.85                   $8.45
1988                                                      $5.43                  $10.28
1989                                                      $7.40                  $12.97
1990                                                      $7.42                  $12.08
1991                                                     $10.26                  $14.81
1992                                                     $10.78                  $16.37
1993                                                     $10.96                  $19.41
1994                                                     $11.31                  $19.29
1995                                                     $15.62                  $26.43
1996                                                     $19.36                  $32.24
1997                                                     $26.43                  $41.90
1998                                                     $37.57                  $48.05

Q. CAN YOU PROVIDE SOME BACKGROUND ON THE S&P/BARRA VALUE INDICES?

A. The S&P 500/BARRA VALUE INDEX, and its counterpart, the S&P 500/BARRA Growth Index, are based on methodology developed by 1990 Nobel Laureate William F. Sharpe, who determined that dividing S&P 500 stocks into growth and value indices can account for 90% of the monthly variation in return. Stocks from the S&P 500-Registered Trademark- Index are divided into value and growth indices based on book value

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

VALUE AND GROWTH
RELATIVE PERFORMANCE: 1975-1998
1975                                      11.66%
1976                                      21.09%
1977                                       9.25%
1978                                      -0.62%
1979                                       5.44%
1980                                     -15.81%
1981                                       9.83%
1982                                      -0.99%
1983                                      12.65%
1984                                       8.19%
1985                                      -3.63%
1986                                       7.17%
1987                                      -2.82%
1988                                       9.72%
1989                                     -10.27%
1990                                      -7.05%
1991                                     -15.81%
1992                                       5.46%
1993                                      16.92%
1994                                      -3.77%
1995                                      -1.14%
1996                                      -1.97%
1997                                      -6.54%
1998                                     -27.49%
VALUE RELATIVE PERFORMANCE
GROWTH RELATIVE PERFORMANCE

INSTITUTIONAL SELECT-TM- FUNDS
FUND DISCUSSION (CONTINUED)



relative to price. Value index stocks tend to have betas below 1, whereas growth index stocks tend to have betas greater than 1. Each index should hold an equal distribution of the total market capitalization for the S&P 500-Registered Trademark- Index following the regularly scheduled semiannual rebalancing on December 31 and June 30. The growth and value indices are also modified monthly to reflect base index changes.

The methodology used to create the S&P SMALL-CAP 600/BARRA VALUE INDEX is identical to that used to create the S&P 500/BARRA Value Index. The S&P SmallCap 600/BARRA Value Index and its growth counterpart, the S&P SmallCap 600/BARRA Growth Index, should hold an equal distribution of total market capitalization for the S&P SmallCap 600 Index following the regularly scheduled semiannual rebalancing on December 31 and June 30. The growth and value indices are modified monthly to reflect base index changes.

GLOSSARY

ASSET ALLOCATION--The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cashequivalent securities.

BETA--A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500-Registered Trademark- Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS)--When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE--The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS)--The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO--Amount, expressed as a percentage of total investment, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION--The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV)--The market value of a fund share.

PRICE/BOOK (P/B) RATIO--Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO--The ratio of a company's stock price to its earnings per share over the past year. For mutual funds the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY--The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK--A share of ownership, or equity, in a corporation.

TOTAL RETURN--The sum of dividends, plus capital gains (or losses).

TURNOVER RATE--An indication of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD--The income generated by an investment, expressed as a percentage of its price.

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
COMMON STOCK -- 95.3%
AEROSPACE / DEFENSE -- 1.3%
Boeing Co.                      11,400       $  463
General Dynamics Corp.           1,500          105
Lockheed Martin Corp.            4,800          207
Northrop Grumman Corp.             900           58
Raytheon Co., Class B            4,000          281
Rockwell International Corp.     2,200          114
Textron, Inc.                    1,900          175
United Technologies Corp.        2,700          391
                                             ------
                                              1,794
                                             ------
AIR TRANSPORTATION -- 0.5%
AMR Corp./Del+                   2,300          161
Delta Air Lines, Inc.            1,700          108
FDX Corp.+                       1,800          203
Southwest Airlines Co.           3,900          127
U.S. Airways Group, Inc.+        1,000           54
                                             ------
                                                653
                                             ------
ALCOHOLIC BEVERAGES -- 0.6%
Adolph Coors Co., Class B          600           32
Anheuser-Busch Companies, Inc.   5,700          417
Brown-Forman Corp., Class B        800           59
Seagram Co., Ltd.                4,900          281
                                             ------
                                                789
                                             ------
APPAREL -- 0.3%
Fruit of the Loom, Inc., Class A+  600            6
Liz Claiborne, Inc.                800           26
Nike, Inc., Class B              3,400          211
Reebok International, Ltd.+        700           13
Russell Corp.                      300            7
VF Corp.                         1,700           88
                                             ------
                                                351
                                             ------
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 1.6%
B.F. Goodrich Co.                  900           36
Cooper Tire & Rubber Co.           900           20
Cummins Engine Co., Inc.           600           32
Dana Corp.                       1,900           90
Danaher Corp.                    1,600          106
Eaton Corp.                        900           83
Fleetwood Enterprises, Inc.        300            7
Ford Motor Co.                  14,600          933
General Motors Corp.             7,900          703

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Genuine Parts Co.                2,000       $   60
Goodyear Tire & Rubber Co.       1,900          109
Navistar International Corp.+      800           42
TRW Inc.                         1,400           59
                                             ------
                                              2,280
                                             ------
BANKS -- 7.1%
AmSouth Bancorp.                 1,400           67
Bank of America Corp.           20,900        1,505
Bank of New York Co., Inc.       9,200          368
Bank One Corp.                  14,200          838
BankBoston Corp.                 3,600          176
Bankers Trust New York Corp.     1,100           99
BB&T Corp.                       3,800          152
Chase Manhattan Corp.           10,200          844
Comerica, Inc.                   1,800          117
Fifth Third Bancorp.             3,300          237
Firstar Corp.                    8,200          247
First Union Corp.               12,000          664
Fleet Financial Group, Inc.      6,900          297
Golden West Financial Corp.        700           70
Huntington Bancshares Inc.       2,500           89
J.P. Morgan & Co., Inc.          2,100          283
KeyCorp, Inc.                    5,500          170
Mellon Bank Corp.                3,100          230
Mercantile Bancorp, Inc.         1,800          103
National City Corp.              3,900          280
Northern Trust Corp.             1,300          121
PNC Bank Corp.                   3,700          214
Regions Financial Corp.          2,600           98
Republic New York Corp.          1,300           76
SouthTrust Corp.                 2,000           80
State Street Corp.               1,900          166
Summit Bancorp.                  2,100           89
SunTrust Banks, Inc.             3,800          272
Synovus Financial Corp.          3,100           69
U.S. Bancorp.                    8,700          322
Union Planters Corp.             1,700           73
Wachovia Corp.                   2,400          211
Washington Mutual, Inc.          7,200          296
Wells Fargo & Co.               19,900          859
                                             ------
                                              9,782
                                             ------
BUSINESS MACHINES & SOFTWARE -- 11.1%
3Com Corp.+                      4,400          115
Adobe Systems, Inc.                900           57
Apple Computer, Inc.+            1,700           78

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Autodesk, Inc.                     800       $   24
BMC Software, Inc.+              2,800          121
Cabletron Systems, Inc.+         1,900           18
Ceridian Corp.+                  1,600           59
Cisco Systems, Inc.+            19,100        2,179
Compaq Computer Corp.           20,400          455
Computer Associates
  International, Inc.            6,400          273
Compuware Corp.+                 4,500          110
Data General Corp.+                400            5
Dell Computer Corp.+            30,700        1,264
Gateway 2000, Inc.+              1,900          126
Hewlett-Packard Co.             12,300          970
Honeywell, Inc.                  1,500          142
International Business
  Machines Corp.                11,200        2,343
Microsoft Corp.+                60,900        4,952
Novell, Inc.+                    4,000           89
Oracle Systems Corp.+           17,450          472
Parametic Technology Corp.+      2,900           38
PeopleSoft, Inc.+                2,700           37
Pitney Bowes, Inc.               3,300          231
Seagate Technology, Inc.+        2,900           81
Silicon Graphics, Inc.+          2,200           28
Sun Microsystems, Inc.+          9,300          556
Unisys Corp.+                    3,000           94
Xerox Corp.                      8,000          470
                                             ------
                                             15,387
                                             ------
BUSINESS SERVICES -- 3.3%
America Online, Inc.+           12,400        1,770
Automatic Data Processing, Inc.  7,400          329
Browning-Ferris Industries, Inc. 1,900           76
Cendant Corp.+                   9,900          178
Computer Sciences Corp.+         1,900          113
Deluxe Corp.                     1,000           35
Ecolab, Inc.                     1,600           67
Equifax, Inc.                    1,700           61
First Data Corp.                 5,400          229
H&R Block, Inc.                  1,200           58
Interpublic Group of
  Companies, Inc.                1,700          132
Laidlaw, Inc.                    3,200           20
Moore Corp., Ltd.                  700            7
National Service Industries, Inc.  500           19
Omnicom Group, Inc.              2,000          145
Paychex, Inc.                    1,900           97

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
R.R. Donnelley & Sons Co.        1,500       $   53
Tyco International Ltd.          9,926          806
Waste Management, Inc.           7,300          412
                                             ------
                                              4,607
                                             ------
CHEMICAL -- 1.9%
Air Products & Chemicals, Inc.   2,700          127
Dow Chemical Co.                 2,700          354
E.I. du Pont de Nemours & Co.   13,600          960
Eastman Chemical Co.             1,000           56
Great Lakes Chemical Corp.         800           38
Hercules, Inc.                   1,200           45
Minnesota Mining &
  Manufacturing Co.              4,800          427
Morton International, Inc.       1,400           57
Nalco Chemical Co.                 800           29
PPG Industries, Inc.             2,100          136
Praxair, Inc.                    2,000          104
Rohm & Haas Co.                  2,000           90
Sigma-Aldrich Corp.              1,200           39
Union Carbide Corp.              1,700           88
W.R. Grace & Co.+                  600           10
                                             ------
                                              2,560
                                             ------
CONSTRUCTION -- 0.3%
Armstrong World Industries, Inc.   400           22
Centex Corp.                       600           22
Crane Co.                          700           20
Fluor Corp.                        800           27
Kaufman & Broad Home Corp.         600           15
Masco Corp.                      4,100          120
Owens Corning                      700           25
Pulte Corp.                        600           14
Sherwin-Williams Co.             2,100           65
The Stanley Works                1,100           33
                                             ------
                                                363
                                             ------
CONSUMER - DURABLE -- 0.3%
Black & Decker Corp.             1,000           57
Fortune Brands, Inc.             2,100           83
Maytag Corp.                     1,200           82
Newell Rubbermaid Inc.           3,367          160
Whirlpool Corp.                    900           60
                                             ------
                                                442
                                             ------

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)


                                Number        Value
                               of Shares     (000s)
                               ---------     ------
CONSUMER - NONDURABLE -- 1.2%
American Greetings Corp., Class A  700       $   18
Darden Restaurants, Inc.         1,600           36
Hasbro, Inc.                     2,400           82
Jostens, Inc.                      300            6
Mattel, Inc.                     3,400           88
McDonald's Corp.                16,400          695
RJR Nabisco Holdings Corp.       3,800           98
Tricon Global Restaurants, Inc.+ 1,800          116
Unilever NV+                     7,800          507
Wendy's International, Inc.      1,400           38
                                             ------
                                              1,684
                                             ------
CONTAINERS -- 0.1%
Ball Corp.                         300           16
Bemis Co., Inc.                    600           21
Crown Cork & Seal Co., Inc.      1,400           46
Owens-Illinois, Inc.+            1,800           52
Sealed Air Corp.+                1,000           61
                                             ------
                                                196
                                             ------
ELECTRONICS -- 5.9%
Advanced Micro Devices, Inc.+    1,800           30
Andrew Corp.+                    1,000           14
Applied Materials, Inc.+         4,400          236
Ascend Communications, Inc.+     2,600          251
EG&G, Inc.                         600           19
Electronic Data Systems Corp.    5,900          317
EMC Corp.+                       6,100          665
Emerson Electric Co.             5,200          335
General Instrument Corp.+        1,900           69
Harris Corp.                       900           31
Intel Corp.                     40,200        2,460
KLA-Tencor Corp.+                1,000           50
LSI Logic Corp.+                 1,600           54
Lucent Technologies, Inc.       31,900        1,918
Micron Technology, Inc.+         3,000          111
Motorola, Inc.                   7,300          585
National Semiconductor Corp.+    1,900           24
Perkin Elmer Corp.+                600           65
Scientific-Atlanta, Inc.           800           25
Solectron Corp.+                 3,100          150
Tektronix, Inc.                    500           12
Tellabs, Inc.+                   2,300          252
Texas Instruments, Inc.          4,800          490


                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Thermo Electron Corp.+           1,800       $   29
Thomas & Betts Corp.               600           25
                                             ------
                                              8,217
                                             ------
ENERGY - RAW MATERIALS -- 0.9%
Anadarko Petroleum Corp.         1,400           53
Apache Corp.                     1,200           37
Baker Hughes, Inc.               3,900          117
Burlington Resources, Inc.       2,100           97
Halliburton Co.                  5,200          222
Helmerich & Payne, Inc.            600           15
McDermott International, Inc.      800           23
Occidental Petroleum Corp.       4,100           83
ONEOK, Inc.                        300            8
Rowan Companies, Inc.+           1,000           16
Schlumberger Ltd.                6,600          422
Sempra Energy                    2,900           60
Sunoco, Inc.                     1,000           36
Union Pacific Resources
  Group Inc.                     2,800           39
                                             ------
                                              1,228
                                             ------
FOOD & AGRICULTURE -- 3.8%
Archer-Daniels Midland Co.       7,200          108
Bestfoods, Inc.                  3,500          176
Campbell Soup Co.                5,400          221
Coca-Cola Co.                   29,800        2,026
Coca-Cola Enterprises, Inc.      4,600          159
ConAgra, Inc.                    5,900          147
General Mills, Inc.              1,800          132
H.J. Heinz Co.                   4,300          201
Hershey Foods Corp.              1,700           89
Kellogg Co.                      4,800          178
Monsanto Co.                     7,600          344
PepsiCo, Inc.                   17,700          654
Pioneer Hi-Bred
  International, Inc.            2,800          105
Quaker Oats Co.                  1,600          103
Ralston-Ralston Purina Co.       3,800          116
Sara Lee Corp.                  10,800          240
SYSCO Corp.                      4,100          122
Wm. Wrigley Jr. Co.              1,400          124
                                             ------
                                              5,245
                                             ------
GOLD -- 0.2%
Barrick Gold Corp.               4,400           89
Battle Mountain Gold Co.         1,800            5
Homestake Mining Co.             3,200           31

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Newmont Mining Corp.             2,100      $    51
Placer Dome, Inc.                2,800           40
                                            -------
                                                216
                                            -------
HEALTHCARE/DRUGS & MEDICINE -- 10.6%
Abbott Laboratories             18,300          886
Allergan, Inc.                     800           72
ALZA Corp.+                      1,200           40
American Home Products Corp.    15,900          970
Amgen, Inc.+                     6,200          381
Bausch & Lomb, Inc.                700           53
Baxter International, Inc.       3,400          214
Becton, Dickinson & Co.          2,900          108
Biomet, Inc.                     1,300           53
Boston Scientific Corp.+         4,700          200
Bristol-Meyers Squibb Co.       24,000        1,526
C.R. Bard, Inc.                    600           29
Cardinal Health, Inc.            3,200          191
Columbia / HCA Healthcare Corp.  7,600          188
Eli Lilly & Co.                 13,300          979
Guidant Corp.                    3,700          199
HCR Manor Care, Inc.+            1,300           36
HealthSouth Corp.+               5,000           67
Humana, Inc.+                    2,000           27
IMS Health, Inc.                 3,700          111
Johnson & Johnson               16,300        1,589
Mallinckrodt, Inc.               1,000           35
McKesson HBOC, Inc.              3,300          116
Medtronic, Inc.                  7,100          511
Merck & Co., Inc.               28,800        2,023
Pfizer, Inc.                    15,700        1,806
Pharmacia & Upjohn, Inc.         6,200          347
Schering-Plough Corp.           17,800          860
Service Corp. International      3,300           68
Shared Medical Systems Corp.       400           22
St. Jude Medical, Inc.+          1,000           28
Tenet Healthcare Corp.+          3,700           87
United Healthcare Corp.          2,300          129
Warner Lambert Co.              10,000          679
Watson Pharmaceuticals, Inc.+    1,100           45
                                            -------
                                             14,675
                                            -------
HOUSEHOLD PRODUCTS -- 2.2%
Alberto-Culver Co., Class B        800           20
Avon Products, Inc.              3,200          174
Clorox Co.                       1,400          162

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Colgate-Palmolive Co.            3,500      $   359
Gillette Co.                    13,400          699
International Flavors &
  Fragrances, Inc.               1,300           51
Procter & Gamble Co.            16,100        1,510
Tupperware Corp.                   600           14
                                            -------
                                              2,989
                                            -------
INSURANCE -- 3.3%
Aetna, Inc.                      1,800          158
Allstate Corp.                   9,900          360
American General Corp.           3,000          222
American International
  Group, Inc.                   14,900        1,750
Aon Corp.                        2,100          144
Chubb Corp.                      1,900          113
CIGNA Corp.                      2,600          227
Cincinnati Financial Corp.       1,900           77
Conseco, Inc.                    3,800          120
Hartford Financial Services
  Group, Inc.                    2,900          171
Jefferson-Pilot Corp.            1,300           88
Lincoln National Corp.           1,200          115
Marsh & McLennan
  Companies, Inc.                3,200          245
MBIA, Inc.                       1,200           81
MGIC Investment Corp.            1,300           63
Progressive Corp.                  900          129
Provident Companies, Inc.        1,500           59
SAFECO Corp.                     1,700           68
St. Paul Companies, Inc.         2,800           80
Torchmark Corp.                  1,600           55
Transamerica Corp.               1,500          107
UNUM Corp.                       1,700           93
                                            -------
                                              4,525
                                            -------
MEDIA -- 2.7%
CBS Corp.+                       8,600          392
Clear Channel
  Communications, Inc.+          3,200          222
Comcast Corp., Class A           4,400          289
Dow Jones & Co., Inc.            1,100           60
Gannett Co., Inc.                3,400          241
Harcourt General, Inc.             800           38
King World Productions, Inc.+      800           28
Knight-Ridder, Inc.                900           48
McGraw-Hill Companies, Inc.      2,400          133

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Mediaone Group+                  7,400       $  604
Meredith Group                     700           26
New York Times Co., Class A      2,200           76
Time Warner, Inc.               14,800        1,036
Times Mirror Co., Series A         900           53
Tribune Co.                      1,400          117
Viacom, Inc., Class B+           8,300          339
                                             ------
                                              3,702
                                             ------
MISCELLANEOUS FINANCE -- 5.4%
American Express Co.             5,500          719
Associates First Capital Corp.   8,800          390
Bear Stearns Companies, Inc.     1,320           62
Capital One Financial Corp.        800          139
Charles Schwab Corp.             4,800          527
Citigroup, Inc.                 27,300        2,054
Countrywide Credit
  Industries, Inc.               1,300           59
Dun & Bradstreet Corp.           1,900           70
Fannie Mae                      12,600          894
Franklin Resources, Inc.         3,000          120
Freddie Mac                      8,200          515
Household International, Inc.    5,800          292
Lehman Brothers Holdings, Inc.   1,300           72
MBNA Corp.                       9,500          268
Merrill Lynch & Co., Inc.        4,300          361
Morgan Stanley, Dean Witter,
  Discover & Co.                 7,000          694
Providian Financial Corp.        1,700          219
SLM Holding Corp.                1,900           81
                                             ------
                                              7,536
                                             ------
NON-FERROUS METALS -- 0.4%
Alcan Aluminum, Ltd.             2,700           86
Alcoa Inc.                       4,400          274
Asarco, Inc.                       400            7
Cyprus Amax Minerals Co.         1,100           17
Engelhard Corp.                  1,700           33
Freeport-McMoRan Copper &
  Gold, Inc., Class B            1,700           26
Inco, Ltd.                       1,800           35
Phelps Dodge Corp.                 700           44
Reynolds Metals Co.                700           44
                                             ------
                                                566
                                             ------
OIL - DOMESTIC -- 0.6%
Amerada Hess Corp.               1,100           63
Ashland, Inc.                      900           38
Atlantic Richfield Co.           3,900          327

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Kerr-McGee Corp.                 1,073       $   45
Phillips Petroleum Co.           3,000          152
Unocal Corp.                     2,800          116
USX-Marathon Group               3,600          113
                                             ------
                                                854
                                             ------
OIL - INTERNATIONAL -- 4.4%
Chevron Corp.                    7,900          788
Exxon Corp.                     29,400        2,442
Mobil Corp.                      9,500          995
Royal Dutch Petroleum Co. -
  Sponsored ADR                 25,900        1,520
Texaco, Inc.                     6,500          408
                                             ------
                                              6,153
                                             ------
OPTICAL & PHOTO -- 0.2%
Eastman Kodak Co.                4,000          299
Polaroid Corp.                     600           12
                                             ------
                                                311
                                             ------
PAPER & FOREST PRODUCTS -- 1.0%
Boise Cascade Corp.                700           28
Champion International Corp.     1,100           60
Fort James Corp.                 2,600           99
Georgia-Pacific Group            1,100          102
International Paper Co.          3,700          197
Kimberly-Clark Corp.             6,600          405
Louisiana-Pacific Corp.          1,400           29
Mead Corp.                       1,300           54
Potlatch Corp.                     300           12
Temple Inland, Inc.                700           48
Union Camp Corp.                   800           64
Westvaco Corp.                   1,200           36
Weyerhaeuser Co.                 2,400          161
Willamette Industries, Inc.      1,400           65
                                             ------
                                              1,360
                                             ------
PRODUCER GOODS & MANUFACTURING -- 4.5%
Allied Signal, Inc.              6,800          400
Avery Dennison Corp.             1,400           96
Briggs & Stratton Corp.            400           26
Case Corp.                         800           28
Caterpillar, Inc.                4,300          277
Cooper Industries, Inc.          1,200           58
Corning Inc.                     2,800          160
Deere & Co.                      2,800          120

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Dover Corp.                      2,700       $  100
FMC Corp.+                         400           26
Foster Wheeler Corp.               400            5
General Electric Co.            39,600        4,178
Harnischfeger Industries, Inc.     300            3
Illinois Tool Works, Inc.        3,000          231
Ingersoll Rand Co.               2,000          138
ITT Industries, Inc.             1,200           43
Johnson Controls, Inc.           1,000           73
Milacron Inc.                      400            9
Millipore Corp.                    500           15
NACCO Industries, Inc., Class A    100            8
Pall Corp.                       1,400           26
Parker-Hannifin Corp.            1,400           66
Raychem Corp.                      900           24
Snap-On, Inc.                      700           23
Springs Industries, Inc.           300           11
Tenneco, Inc.                    1,900           51
The Timken Company                 800           18
W.W. Grainger,  Inc.             1,100           55
                                             ------
                                              6,268
                                             ------
RAILROAD & SHIPPING -- 0.5%
Burlington Northern
  Santa Fe Corp.                 5,600          205
CSX Corp.                        2,600          128
Kansas City Southern
  Industries, Inc.               1,400           83
Norfolk Southern Corp.           4,500          147
Union Pacific Corp.              3,000          180
                                             ------
                                                743
                                             ------
RETAIL -- 5.9%
Albertson's, Inc.                2,900          149
American Stores Co.              3,200          101
AutoZone, Inc.+                  1,800           54
Circuit City Stores, Inc.        1,200           74
Consolidated Stores Corp.+       1,200           41
Costco Companies, Inc.+          2,600          210
CVS Corp.                        4,600          219
Dayton Hudson Corp.              5,400          363
Dillards, Inc., Class A          1,200           33
Dollar General Corp.             2,000           70
Federated Department
  Stores, Inc.+                  2,500          117
Fred Meyer, Inc.+                1,800           97
Gap, Inc.                        6,800          453

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Great Atlantic & Pacific
  Tea Co., Inc.                    500      $    15
Home Depot, Inc.                17,800        1,067
IKON Office Solutions            1,500           18
J.C. Penney Co., Inc.            3,100          141
Kmart Corp.+                     5,700           85
Kohl's Corp.+                    1,900          126
Kroger Co.+                      3,000          163
Limited, Inc.                    2,700          118
Longs Drug Stores, Inc.            500           17
Lowe's Companies, Inc.           4,500          237
May Department Stores Co.        4,200          167
Nordstrom, Inc.                  1,600           56
Pep Boys-Manny, Moe, & Jack        400            6
Rite Aid Corp.                   3,500           82
Safeway, Inc.+                   5,900          318
Sears, Roebuck & Co.             4,700          216
Staples, Inc.+                   5,500          165
SUPERVALU, Inc.                  1,400           29
Tandy Corp.                      1,200           87
TJX Companies, Inc.              3,900          130
Toys `R' Us, Inc.+               3,100           67
Wal-Mart Stores, Inc.           53,700        2,470
Walgreen Co.                    11,900          320
Winn Dixie Stores, Inc.          1,800           64
                                             ------
                                              8,145
                                             ------
STEEL -- 0.1%
Allegheny Teledyne, Inc.         2,200           49
Bethlehem Steel Corp.+           1,500           14
Nucor Corp.                      1,000           59
USX-U.S. Steel Group, Inc.       1,100           33
Worthington Industries, Inc.     1,100           15
                                             ------
                                                170
                                             ------
TELEPHONE -- 8.5%
AirTouch Communications, Inc.+   6,900          644
Alltel Corp.                     3,400          229
Ameritech Corp.                 13,300          910
AT&T Corp.                      38,003        1,919
Bell Atlantic Corp.             18,800        1,083
BellSouth Corp.                 23,600        1,056
Century Telephone
  Enterprises, Inc.+             1,700           68
Frontier Corp.                   2,000          110
GTE Corp.                       11,700          783
MCI WorldCom, Inc.+             22,200        1,825

INSTITUTIONAL SELECT S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Nextel Communications Inc.,
  Class A+                       3,400      $   139
Nortel Networks Corp.            8,100          552
SBC Communications, Inc.        23,600        1,322
Sprint Corp.                     5,400          554
Sprint Corp. (PCS Group)+        5,200          220
U S WEST, Inc.                   6,100          319
                                            -------
                                             11,733
                                            -------
TOBACCO -- 0.9%
Loew's Corp.                     1,400          102
Philip Morris Companies, Inc.   29,400        1,031
UST, Inc.                        2,300           64
                                            -------
                                              1,197
                                            -------
TRAVEL & RECREATION -- 1.0%
Brunswick Corp.                  1,100           26
Carnival Corp.                   7,300          301
Harrah's Entertainment, Inc.+    1,600           35
Hilton Hotels Corp.              2,900           45
Marriott International, Inc.,
  Class A                        3,000          126
Mirage Resorts, Inc.+            2,000           45
Walt Disney Co.                 24,800          787
                                            -------
                                              1,365
                                            -------
TRUCKING & FREIGHT -- 0.1%
PACCAR Inc.                        900           50
Ryder Systems, Inc.                800           21
                                            -------
                                                 71
                                            -------
UTILITIES - ELECTRIC & GAS -- 2.6%
AES Corp.+                       2,200          110
Ameren Corp.                     1,700           66
American Electric Power Co., Inc.2,500          104
Baltimore Gas & Electric Co.+    1,700           48
Carolina Power & Light Co.       1,700           69
Central & South West Corp.       2,400           60
Cinergy Corp.                    1,800           54


                                Number        Value
                               of Shares     (000s)
                               ---------     ------
CMS Energy Corp.                 1,200     $     53
Coastal Corp.                    2,500           96
Columbia Energy Group            1,000           48
Consolidated Edison, Inc.        2,800          127
Consolidated Natural Gas Co.     1,100           65
Dominion Resources, Inc.         2,400           99
DTE Energy Co.                   1,800           73
Duke Energy Corp.                4,300          241
Eastern Enterprises                300           11
Edison International             4,200          103
Enron Corp.                      4,200          316
Entergy Corp.                    3,000           94
First Energy Corp.               2,800           83
FPL Group, Inc.                  2,100          118
GPU, Inc.                        1,700           65
New Century Energies, Inc.       1,300           46
Niagara Mohawk Holdings, Inc.+   2,200           29
NICOR, Inc.                        500           18
Northern States Power Co.        1,700           41
PacifiCorp.                      3,600           60
PECO Energy Co.                  2,600          123
Peoples Energy Corp.               300           11
PG&E Corp.                       4,700          146
PP&L Resources, Inc.             1,700           47
Public Service Enterprise
  Group, Inc.                    2,700          108
Reliant Energy, Inc.             3,300           93
Sonat, Inc.                      1,200           43
Southern Co.                     8,300          225
Texas Utilities Co.              3,300          131
Unicom Corp.                     2,600          101
Williams Companies, Inc.         5,200          246
                                           --------
                                              3,571
                                           --------
Total Common Stock
  (Cost $126,709)                           131,728
                                           --------

                                  Par        Value
                                 (000)      (000s)
                                 -----      ------
U.S. TREASURY OBLIGATIONS -- 0.4%
U.S. Treasury Bills (a) (b)
   4.30%, 06/10/99                $ 50     $     50
   4.44%, 06/10/99                 100          100
   4.54%, 06/10/99                 150          149
   4.25%, 06/17/99                 280          278
                                           --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $577)                                   577
                                           --------

                                Number
                               of Shares
                               ---------
SHORT-TERM INVESTMENTS -- 6.0%
Temporary Investment Fund, Inc.-
  Temporary Cash Portfolio
  4.53%*                       4,160,625      4,161
Temporary Investment Fund, Inc.-
  Temporary Cash Portfolio
  4.57%*                       4,160,625      4,161
                                           --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $8,322)                               8,322
                                           --------
TOTAL INVESTMENTS -- 101.7%
  (Cost $135,608)                           140,627
                                           --------
OTHER ASSETS AND LIABILITIES, NET -- (1.7%)
  Other assets                                3,012
  Liabilities                                (5,448)
                                           --------
                                             (2,436)
                                           --------
TOTAL NET ASSETS -- 100.0%                 $138,191
                                           ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)
                                Number        Value
                               of Shares     (000s)
                               ---------     ------
COMMON STOCK -- 98.4%
AEROSPACE / DEFENSE -- 2.8%
Boeing Co.                       7,200       $  292
General Dynamics Corp.           1,000           70
Lockheed Martin Corp.            3,100          133
Northrop Grumman Corp.             500           32
Raytheon Co., Class B            2,600          183
Rockwell International Corp.     1,500           77
Textron, Inc.                    1,200          111
United Technologies Corp.        1,800          261
                                             ------
                                              1,159
                                             ------
AIR TRANSPORTATION -- 0.9%
AMR Corp./Del+                   1,400           98
Delta Air Lines, Inc.            1,100           70
FDX Corp.+                       1,300          146
U.S. Airways Group, Inc.+          700           38
                                             ------
                                                352
                                             ------
ALCOHOLIC BEVERAGES -- 0.6%
Adolph Coors Co., Class B          300           16
Brown-Forman Corp., Class B        500           37
Seagram Co., Ltd.                3,100          178
                                             ------
                                                231
                                             ------
APPAREL -- 0.5%
Fruit of The Loom, Inc., Class A+  400            4
Liz Claiborne, Inc.                500           17
Nike, Inc., Class B              2,300          143
Reebok International, Ltd.+        300            6
Russell Corp.                      200            4
VF Corp.                           900           46
                                             ------
                                                220
                                             ------
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 3.4%
B.F. Goodrich Co.                  500           20
Cooper Tire & Rubber Co.           600           13
Cummins Engine Co., Inc.           300           16
Dana Corp.                       1,300           61
Eaton Corp.                        600           55
Fleetwood Enterprises, Inc.        200            5
Ford Motor Co.                   9,400          601
General Motors Corp.             5,100          454
Genuine Parts Co.                1,400           42
Goodyear Tire & Rubber Co.       1,200           69

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Navistar International Corp.+      500       $   26
TRW, Inc.                          900           38
                                             ------
                                              1,400
                                             ------
BANKS -- 12.9%
AmSouth Bancorp.                   900           43
Bank of America Corp.           13,400          965
Bank of New York Co., Inc.       6,000          240
Bank One Corp.                   9,100          537
BankBoston Corp.                 2,300          113
BB&T Corp.                       2,400           96
Chase Manhattan Corp.            6,600          546
Comerica, Inc.                   1,200           78
Fifth Third Bancorp.             2,100          151
First Union Corp.                7,700          426
Fleet Financial Group, Inc.      4,400          189
Golden West Financial Corp.        500           50
Huntington Bancshares Inc.       1,600           57
J.P. Morgan & Co., Inc.          1,400          189
KeyCorp, Inc.                    3,600          111
Mellon Bank Corp.                2,000          149
Mercantile Bancorp, Inc.         1,200           68
Nankers Trust New York Corp.       800           72
National City Corp.              2,500          179
Northern Trust Corp.               900           84
PNC Bank Corp.                   2,300          133
Regions Financial Corp.          1,700           64
Republic New York Corp.            800           47
SouthTrust Corp.                 1,200           48
State Street Corp.               1,300          114
Summit Bancorp                   1,300           55
SunTrust Banks, Inc.             2,500          179
Union Planters Corp.             1,000           43
Wachovia Corp.                   1,600          141
Washington Mutual, Inc.          4,600          189
                                             ------
                                              5,356
                                             ------
BUSINESS MACHINES & SOFTWARE -- 4.0%
3Com Corp.+                      2,700           71
Adobe Systems, Inc.                500           32
Apple Computer, Inc.+            1,000           46
Autodesk, Inc.                     400           12
Cabletron Systems, Inc.+         1,100           10
Compaq Computer Corp.           13,200          295
Data General Corp.+                300            4
Hewlett-Packard Co.              7,900          623

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Honeywell, Inc.                  1,000       $   95
Novell, Inc.+                    2,500           56
Seagate Technology, Inc.+        1,900           53
Silicon Graphics, Inc.+          1,300           17
Unisys Corp.+                    2,000           63
Xerox Corp.                      5,100          300
                                             ------
                                              1,677
                                             ------
BUSINESS SERVICES -- 1.4%
Browing-Ferris Industries, Inc.  1,200           48
Cendant Corp.+                   6,400          115
Computer Sciences Corp.+         1,200           71
Deluxe Corp.                       600           21
First Data Corp.                 3,400          144
H&R Block, Inc.                    700           34
Laidlaw, Inc.                    2,500           16
Moore Corp., Ltd.                  500            5
National Service Industries, Inc.  300           12
R.R. Donnelley & Sons Co.        1,000           35
Tyco International Ltd.          1,050           85
                                             ------
                                                586
                                             ------
CHEMICAL -- 3.9%
Air Products & Chemicals, Inc.   1,800           85
Dow Chemical Co.                 1,700          223
E.I. du Pont de Nemours & Co.    8,800          621
Eastman Chemical Co.               600           33
Great Lakes Chemical Corp.         400           19
Hercules, Inc.                     700           26
Minnesota Mining &
  Manufacturing Co.              3,100          276
Morton International, Inc.       1,000           40
Nalco Chemical Co.                 500           18
PPG Industries, Inc.             1,400           91
Praxair, Inc.                    1,200           62
Rohm & Haas Co.                  1,300           58
Sigma-Aldrich Corp.                800           26
Union Carbide Corp.              1,000           52
W.R. Grace & Co.+                  500            8
                                             ------
                                              1,638
                                             ------
CONSTRUCTION -- 0.5%
Armstrong World Industries, Inc.   300           16
Centex Corp.                       400           15
Crane Co.                          500           14
Fluor Corp.                        600           20
Kaufman & Broad Home Corp.         300            7

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Masco Corp.                      2,600       $   76
Pulte Corp.                        400            9
Sherwin-Williams Co.             1,300           40
The Stanley Works                  600           18
                                             ------
                                                215
                                             ------
CONSUMER - DURABLE -- 0.5%
Black & Decker Corp.               700           40
Fortune Brands, Inc.             1,300           51
Maytag Corp.                       700           48
Newell Rubbermaid, Inc.            551           26
Snap-On, Inc.                      400           13
Whirlpool Corp.                    600           40
                                             ------
                                                218
                                             ------
CONSUMER - NONDURABLE -- 1.6%
American Greetings Corp., Class A  600           16
Darden Restaurants, Inc.         1,000           22
Hasbro, Inc.                     1,450           49
Mattel, Inc.                     2,300           60
McDonald's Corp.                10,500          445
RJR Nabisco Holdings Corp.       2,400           62
Wendy's International, Inc.      1,000           27
                                             ------
                                                681
                                             ------
CONTAINERS -- 0.2%
Ball Corp.                         200           11
Bemis Co., Inc.                    400           14
Crown Cork & Seal Co., Inc.        900           29
Owens-Illinois, Inc.+            1,100           32
                                             ------
                                                 86
                                             ------
ELECTRONICS -- 3.7%
Advanced Micro Devices, Inc.+    1,000           16
Andrew Corp.+                      500            7
Applied Materials, Inc.+         2,800          150
EG&G, Inc.                         300            9
Electronic Data Systems Corp.    3,800          204
Emerson Electric Co.             3,400          219
Harris Corp.                       600           21
KLA-Tencor Corp.+                  700           35
LSI Logic Corp.+                 1,100           37
Micron Technology, Inc.+         2,000           74
Motorola, Inc.                   4,700          377

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
National Semiconductor Corp.+    1,300        $  16
Scientific-Atlanta, Inc.           600           19
Tektronix, Inc.                    400           10
Texas Instruments, Inc.          3,000          306
Thermo Electron Corp.+           1,200           19
Thomas & Betts Corp.               400           17
                                             ------
                                              1,536
                                             ------
ENERGY - RAW MATERIALS -- 1.9%
Anadarko Petroleum Corp.           900           34
Apache Corp.                       700           21
Baker Hughes, Inc.               2,600           78
Burlington Resources, Inc.       1,400           64
Halliburton Co.                  3,400          145
Helmerich & Payne, Inc.            300            8
McDermott International, Inc.      500           14
Occidental Petroleum Corp.       2,700           55
ONEOK, Inc.                        200            6
Rowan Companies, Inc.+             500            8
Schlumberger Ltd.                4,300          275
Sempra Energy                    1,900           39
Sunoco, Inc.                       700           25
Union Pacific Resources
  Group Inc.                     1,800           25
                                             ------
                                                797
                                             ------
FOOD & AGRICULTURE -- 1.1%
Archer Daniels Midland Co.       4,500           67
ConAgra, Inc.                    4,000           99
Monsanto Co.                     4,900          222
Pioneer Hi-Bred
  International, Inc.            1,800           67
                                             ------
                                                455
                                             ------
GOLD -- 0.3%
Barrick Gold Corp.               2,900           58
Battle Mountain Gold Co.         1,400            4
Homestake Mining Co.             1,800           17
Newmont Mining Corp.             1,200           29
Placer Dome, Inc.                1,800           25
                                             ------
                                                133
                                             ------
HEALTHCARE/DRUGS & MEDICINE -- 1.8%
Allergan, Inc.                     500           45
Bausch & Lomb, Inc.                400           30
Biomet, Inc.                       800           33
C.R. Bard, Inc.                    400           20
Columbia / HCA Healthcare Corp.  5,000          123

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
HealthSouth Corp.+               3,200       $   43
Humana, Inc.+                    1,300           18
Mallinckrodt, Inc.                 600           21
Pharmacia & Upjohn, Inc.         3,900          218
Service Corp. International      2,100           44
Shared Medical Systems Corp.       200           11
St. Jude Medical, Inc.+            600           17
Tenet Healthcare Corp.+          2,300           54
United Healthcare Corp.          1,400           79
                                             ------
                                                756
                                             ------
HOUSEHOLD PRODUCTS -- 0.1%
Alberto-Culver Co., Class B        500           12
International Flavors &
  Fragrances, Inc.                 800           32
Tupperware Corp.                   500           12
                                             ------
                                                 56
                                             ------
INSURANCE -- 4.3%
Aetna, Inc.                      1,100           96
Allstate Corp.                   6,300          229
American General Corp.           2,000          148
Aon Corp.                        1,300           89
Chubb Corp.                      1,300           77
CIGNA Corp.                      1,600          139
Cincinnati Financial Corp.       1,300           52
Conseco, Inc.                    2,400           76
Hartford Financial Services
  Group, Inc.                    1,800          106
Jefferson-Pilot Corp.              800           54
Lincoln National Corp.             800           77
Marsh & McLennan
  Companies, Inc.                2,000          153
MBIA, Inc.                         800           54
MGIC Investment Corp.              800           39
Progressive Corp.                  600           86
Provident Companies, Inc.        1,000           39
SAFECO Corp.                     1,000           40
St. Paul Companies, Inc.         1,800           52
Torchmark Corp.                  1,000           34
Transamerica Corp.               1,000           71
UNUM Corp.                       1,100           60
                                             ------
                                              1,771
                                             ------

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
MEDIA -- 5.2%
CBS Corp.+                       5,600       $  255
Clear Channel
  Communications, Inc.+          2,000          139
Dow Jones & Co., Inc.              700           38
Gannett Co., Inc.                2,300          163
Harcourt General, Inc.             500           24
King World Productions, Inc.+      500           18
Knight-Ridder, Inc.                600           32
McGraw-Hill Companies, Inc.      1,500           83
Mediaone Group+                  4,700          383
Meredith Group                     400           15
New York Times Co., Class A      1,400           48
Time Warner, Inc.                9,500          665
Tribune Co.                        900           75
Viacom, Inc., Class B+           5,400          221
                                             ------
                                              2,159
                                             ------
MISCELLANEOUS FINANCE -- 8.0%
Associates First Capital Corp.   5,600          248
Bear Stearns Companies, Inc.       820           38
Capital One Financial Corp.        500           87
Citigroup, Inc.                 17,500        1,317
Countrywide Credit
  Industries, Inc.                 900           41
Fannie Mae                       8,100          575
Franklin Resources, Inc.         1,900           76
Household International, Inc.    3,700          186
Lehman Brothers Holdings, Inc.     900           50
Merrill Lynch & Co., Inc.        2,800          235
Morgan Stanley, Dean Witter,
  Discover & Co.                 4,500          446
                                             ------
                                              3,299
                                             ------
NON-FERROUS METALS -- 0.8%
Alcan Aluminum, Ltd.             1,800           57
Alcoa Inc.                       2,800          174
Asarco, Inc.                       200            4
Cyprus Amax Minerals Co.           600            9
Engelhard Corp.                  1,000           19
Inco, Ltd.                       1,200           23
Phelps Dodge Corp.                 400           25
Reynolds Metals Co.                500           31
                                             ------
                                                342
                                             ------
                                Number        Value
                               of Shares     (000s)
                               ---------     ------
OIL - DOMESTIC -- 1.3%
Amerada Hess Corp.                 700       $   40
Ashland, Inc.                      600           25
Atlantic Richfield Co.           2,500          210
Kerr-McGee Corp.                   600           25
Phillips Petroleum Co.           2,000          101
Unocal Corp.                     1,800           75
USX-Marathon Group               2,300           72
                                             ------
                                                548
                                             ------
OIL - INTERNATIONAL -- 9.5%
Chevron Corp.                    5,100          509
Exxon Corp.                     18,800        1,562
Mobil Corp.                      6,100          639
Royal Dutch Petroleum Co. -
  Sponsored ADR                 16,700          980
Texaco, Inc.                     4,100          257
                                             ------
                                              3,947
                                             ------
OPTICAL & PHOTO -- 0.5%
Eastman Kodak Co.                2,500          187
Polaroid Corp.                     300            6
                                             ------
                                                193
                                             ------
PAPER & FOREST PRODUCTS -- 1.3%
Boise Cascade Corp.                400           16
Champion International Corp.       700           38
Georgia-Pacific Group              700           65
International Paper Co.          2,400          128
Louisiana-Pacific Corp.            800           17
Mead Corp.                         800           33
Potlatch Corp.                     200            8
Temple Inland, Inc.                400           28
Union Camp Corp.                   500           40
Westvaco Corp.                     800           24
Weyerhaeuser Co.                 1,500          101
Willamette Industries, Inc.        800           37
                                             ------
                                                535
                                             ------
PRODUCER GOODS & MANUFACTURING -- 2.6%
Allied Signal, Inc.              4,300          253
Briggs & Stratton Corp.            200           13
Case Corp.                         500           17
Caterpillar, Inc.                2,800          180

INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)


                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Cooper Industries, Inc.            800       $   39
Deere & Co.                      1,800           77
FMC Corp.+                         300           20
Foster Wheeler Corp.               200            3
Harnischfeger Industries, Inc.     200            2
Illinois Tool Works, Inc.        1,900          146
Ingersoll Rand Co.               1,300           90
ITT Industries, Inc.               800           29
Johnson Controls, Inc.             700           51
Milacron Inc.                      200            5
NACCO Industries, Inc. , Class A   100            8
Pall Corp.                         900           17
Parker-Hannifin Corp.              800           38
Raychem Corp.                      600           16
Spring Industries, Inc.            100            4
Tenneco, Inc.                    1,300           35
The Timken Company                 500           11
W.W. Grainger, Inc.                700           35
                                             ------
                                              1,089
                                             ------
RAILROAD & SHIPPING -- 1.0%
Burlington Northern
  Santa Fe Corp.                 3,600          132
CSX Corp.                        1,700           84
Norfolk Southern Corp.           3,000           98
Union Pacific Corp.              1,900          114
                                             ------
                                                428
                                             ------
RETAIL -- 3.6%
Albertson's, Inc.                1,900           98
American Stores Co.              2,300           73
AutoZone, Inc.+                  1,100           33
Circuit City Stores, Inc.          800           49
Consolidated Stores Corp.+         800           28
Costco Companies, Inc.+          1,700          138
Dillards, Inc., Class A            800           22
Federated Department
  Stores, Inc.+                  1,600           75
Fred Meyer, Inc.+                1,200           65
Great Atlantic & Pacific
  Tea Co., Inc.                    300            9
IKON Office Solutions            1,100           13
J.C. Penney Co., Inc.            2,000           91
Kmart Corp.+                     3,900           58
Limited, Inc.                    1,700           74
Longs Drug Stores, Inc.            300           10
Lowe's Companies, Inc.           2,900          153
May Department Stores Co.        2,700          107

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Nordstrom, Inc.                  1,100       $   39
Pep Boys-Manny, Moe, & Jack        300            4
Rite Aid Corp.                   2,000           47
Sears, Roebuck & Co.             2,900          133
SUPERVALU, Inc.                    800           17
Tandy Corp.                        800           58
Toys `R' Us, Inc.+               1,900           41
Winn Dixie Stores, Inc.          1,100           39
                                             ------
                                              1,474
                                             ------
STEEL -- 0.3%
Allegheny Teledyne, Inc.         1,400           31
Bethlehem Steel Corp.+             800            7
Nucor Corp.                        700           41
USX-U.S. Steel Group, Inc.         700           21
Worthington Industries, Inc.       700           10
                                             ------
                                                110
                                             ------
TELEPHONE -- 10.0%
Alltel Corp.                     2,100          142
AT&T Corp.                      24,350        1,230
Bell Atlantic Corp.             12,100          697
BellSouth Corp.                 15,200          680
Century Telephone
  Enterprises, Inc.+             1,000           40
Frontier Corp.                   1,300           72
GTE Corp.                        7,500          502
Nextel Communications Inc.,
  Class A+                       2,200           90
Sprint Corp.                     3,500          359
Sprint Corp. (PCS Group)+        3,400          144
US West Inc.                     3,900          204
                                             ------
                                              4,160
                                             ------
TOBACCO -- 0.2%
Loew's Corp.                       900           66
                                             ------
TRAVEL & RECREATION -- 2.1%
Brunswick Corp.                    700           17
Carnival Corp.                   4,700          194
Harrah's Entertainment Inc.+       900           20
Hilton Hotels Corp.              1,900           30
Marriott International Inc.,
  Class A                        1,900           80
Mirage Resorts, Inc.+            1,300           29
Walt Disney Co.                 16,000          508
                                             ------
                                                878
                                             ------

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
TRUCKING & FREIGHT -- 0.1%
PACCAR, Inc.                       600      $    34
Ryder Systems, Inc.                600           16
                                            -------
                                                 50
                                            -------
UTILITIES - ELECTRIC & GAS -- 5.5%
AES Corp.+                       1,400           70
Ameren Corp.                     1,000           39
American Electric Power
  Co., Inc.                      1,500           62
Baltimore Gas & Electric Co.+    1,200           34
Carolina Power & Light Co.       1,100           44
Central & South West Corp.       1,600           40
Cinergy Corp.                    1,200           36
CMS Energy Corp.                   800           35
Coastal Corp.                    1,600           61
Columbia Energy Group              600           29
Consolidated Edison, Inc.        1,800           82
Consolidated Natural Gas Co.       700           42
Dominion Resources, Inc.         1,500           62
DTE Energy Co.                   1,100           45
Duke Energy Corp.                2,800          157
Eastern Enterprises                100            4
Edison International             2,600           64
Enron Corp.                      2,700          203
Entergy Corp.                    2,000           63
First Energy Corp.               1,800           53
FPL Group, Inc.                  1,400           79
GPU, Inc.                        1,000           38
New Centuries Energies, Inc.       800           28
Niagara Mohawk Holdings, Inc.+   1,400           19
NICOR, Inc.                        300           11
Northern States Power Co.        1,200           29
PacifiCorp.                      2,200           37
PECO Energy Co.                  1,700           81
Peoples Energy Corp.               200            7
PG&E Corp.                       2,900           90
PP&L Resources, Inc.             1,200           34
Public Service Enterprise
  Group, Inc.                    1,700           68
Reliant Energy, Inc.             2,100           59
Sonat, Inc.                        800           29
Southern Co.                     5,300          143
Texas Utilities Co.              2,200           87
Unicom Corp.                     1,600           62
Williams Companies, Inc.         3,300          156
                                            -------
                                              2,282
                                            -------
TOTAL COMMON STOCK
  (Cost $37,864)                             40,883
                                            -------

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
U.S. TREASURY OBLIGATIONS -- 0.2%
U.S. Treasury Bills (a) (b)
   4.45%, 05/20/99               $  20      $    20
   4.52%, 05/20/99                  60           60
                                            -------
Total U.S. Treasury Obligations
  (Cost $80)                                     80
                                            -------
                                Number
                               of Shares
                               ---------
SHORT-TERM INVESTMENTS -- 2.1%
Temporary Investment Fund, Inc.-
  Temporary Cash Portfolio
  4.53%*                       434,044          434
Temporary Investment Fund, Inc.-
  Temporary Cash Portfolio
  4.57%*                       434,044          434
                                            -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $868)                                   868
                                            -------
TOTAL INVESTMENTS -- 100.7%
  (Cost $38,812)                             41,831
                                            -------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%)
  Other assets                                  293
  Liabilities                                  (591)
                                            -------
                                               (298)
                                            -------
TOTAL NET ASSETS -- 100.0%                  $41,533
                                            =======


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)
                                Number        Value
                               of Shares     (000s)
                               ---------     ------
COMMON STOCK -- 98.8%
AEROSPACE / DEFENSE -- 0.3%
Kaman Corp., Class A             2,800        $  37
Trimble Navigation Ltd.+         2,600           30
                                              -----
                                                 67
                                              -----
AIR TRANSPORTATION -- 0.3%
Mesa Air Group, Inc.+            3,400           23
Offshore Logistics, Inc.+        2,600           32
                                              -----
                                                 55
                                              -----
ALCOHOLIC BEVERAGES -- 0.5%
Canandaigua Brands, Inc., Class A+ 2,200        113
                                              -----
APPAREL -- 3.3%
Ashworth, Inc.+                  1,600            7
Cone Mills Corp.+                3,100           19
Delta Woodside Industries, Inc.  2,900           20
Footstar,  Inc.+                 3,100          105
Galey & Lord, Inc.+              1,300            6
Guilford Mills                   2,700           26
Haggar Corp.                       900           10
Hartmarx Corp.+                  4,500           21
K-Swiss, Inc., Class A           1,300           55
Kellwood Co.                     2,800           72
Oxford Industries, Inc.          1,000           26
Phillips-Van Heusen Corp.        3,200           28
St. John Knits, Inc.             2,000           54
Stride Rite Corp.                5,800           68
Timberland Co., Class A+         1,500          104
Wolverine World Wide, Inc.       5,300           64
                                              -----
                                                685
                                              -----
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 3.0%
A.O. Smith Corp., Class B        3,000           76
Arctic Cat Inc.                  3,300           28
Borg-Warner Automotive, Inc.        17            1
Discount Auto Parts, Inc.+       2,000           46
Myers Industries, Inc.           2,200           50
Simpson Industries, Inc.         2,100           22
Spartan Motors, Inc.             1,500            8
Standard Motor Products, Inc.    1,600           37
TBC Corp.+                       2,500           19
The Standard Products Company    1,900           34
Thor Industries, Inc.            1,500           45

                                Number        Value
                               of Shares     (000s)
                               ---------     ------

Titan International, Inc.        2,600        $  26
Tower Automotive, Inc.+          5,800          133
Walbro Corp.+                    1,000           20
Winnebago Industries, Inc.       2,800           40
Wynns International, Inc.        2,400           40
                                              -----
                                                625
                                              -----
BANKS -- 3.6%
Anchor Bancorp Wisconsin, Inc.   2,200           40
Banknorth Group, Inc.            2,900           77
Carolina First Corp.             2,800           76
Downey Financial Corp.           3,500           70
MAF Bancorp, Inc.                3,100           69
Provident Bankshares Corp.       3,245           81
Riggs National Corp.             3,700           62
Silicon Valley Bancshares+       2,600           46
St. Paul Bancorp, Inc.           5,200          126
Susquehanna Bancshares, Inc.     4,500           83
                                              -----
                                                730
                                              -----
BUSINESS MACHINES & SOFTWARE -- 2.5%
Analogic Corp.                   1,700           62
Applied Magnetics Corp.+         4,100           12
Auspex Systems, Inc.+            3,000           21
BancTec, Inc.+                   2,500           41
Dialogic Corp.+                  2,100           59
Digi International, Inc.+        1,700           13
Esterline Technologies Corp.+    2,400           34
Exabyte Corp.+                   2,600           12
FileNet Corp.+                   4,100           35
Harbinger Corp.+                 5,000           55
Input/Output, Inc.+              6,300           46
Komag, Inc.+                     6,300           24
PictureTel Corp.+                4,600           38
TCSI Corp.+                      2,600            5
Telxon Corp.                     2,000           20
Wall Data, Inc.+                 1,200           19
X-Rite Inc.                      2,400           16
                                              -----
                                                512
                                              -----
BUSINESS SERVICES -- 6.9%
Angelica Corp.                   1,000           16
Aspen Technology, Inc.+          2,900           25
Aviation Sales Co.+              1,600           64
Bowne & Co., Inc.                4,600           86
CDI Corp.+                       2,500           66

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Chemed Corp.                     1,300       $   39
CPI Corp.                        1,200           32
CustomTracks Corp.+              1,900           71
Cyrk International Inc.+         1,700           11
Dames & Moore Group              2,300           27
Franklin Covey Co.+              2,600           25
Genesis Health Ventures, Inc.    4,200           29
Inacom Corp.+                    5,440           53
Insurance Auto Auctions, Inc.+   1,400           17
Integrated Health Services,
  Inc.+                          6,700           32
Interim Services, Inc.+          5,800          101
John H. Harland Co.              3,900           65
Kirby Corp.+                     2,500           47
Merrill Corp.                    1,900           28
MicroAge, Inc.+                  2,400           13
Nashua Corp.+                      800            9
NFO Worldwide, Inc.+             2,600           29
Norrell Corp.                    3,500           53
Oceaneering International, Inc.+ 2,900           48
PAXAR Corp.+                     6,000           54
Pittston BAX Group               2,300           21
Rural/Metro Corp.+               1,600           13
S3, Inc.+                        6,200           45
SEACOR SMIT, Inc.+               1,600           85
Sitel Corp.+                     3,000           52
Superior Services, Inc.+         4,100           75
Technology Solutions Co.+        4,900           39
Tetra Technology, Inc.+          1,500           14
Volt Information Sciences, Inc.+ 1,800           32
                                             ------
                                              1,416
                                             ------
CHEMICAL -- 2.4%
Cambrex Corp.                    3,100           79
Chemfirst, Inc.                  2,400           57
Geon Co.                         3,000           92
Lilly Industries, Inc., Class A  2,900           51
McWhorter Technologies, Inc.+    1,300           19
OM Group, Inc.                   3,000          109
Penford Corp.                      900           12
Quaker Chemical Corp.            1,000           16
Regal Beloit                     2,700           58
                                             ------
                                                493
                                             ------
CONSTRUCTION -- 4.8%
D.R. Horton, Inc.                8,100          156
Florida Rock Industries, Inc.    2,300           79

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Justin Industries, Inc.          3,500        $  47
Lawson Products, Inc.            1,300           29
Lone Star Industries, Inc.       2,600           93
M.D.C. Holdings, Inc.            2,200           43
Morrison Knudsen Corp.+          6,500           71
Oakwood Homes Corp.              6,000           83
Skyline Corp.                    1,100           32
Southern Energy Homes, Inc.+     1,400            7
Standard Pacific Corp.           3,900           54
Stone & Webster, Inc.            1,600           35
T J International, Inc.          1,900           53
The Ryland Group, Inc.           1,800           47
Toll Brothers, Inc.+             4,800          103
U.S. Home Corp.+                 1,800           62
                                              -----
                                                994
                                              -----
CONSUMER - DURABLE -- 3.3%
Bassett Furniture
  Industries, Inc.               1,600           38
Champion Enterprises, Inc.+      6,100          113
Coachmen Industries, Inc.        2,000           38
Griffon Corp.+                   3,600           26
Harman International
  Industries, Inc.               2,200          101
Huffy Corp.                      1,400           19
Interface, Inc.                  6,300           44
La-Z-Boy Chair Co.               6,500          128
National Presto Industries, Inc.   900           31
Pillowtex Corp.                  1,700           28
Royal Appliance
  Manufacturing, Co.+            2,200           10
Sturm, Ruger & Co., Inc.         3,200           34
Thomas Nelson, Inc.              1,700           17
Toro Co.                         1,600           56
                                              -----
                                                683
                                              -----
CONSUMER - NONDURABLE -- 3.2%
A.T. Cross Co., Class A          2,000           13
Applebee's International, Inc.   3,800           98
Au Bon Pain Co., Class A+        1,400            7
CKE Restaurants, Inc.            6,600          108
Gibson Greetings, Inc.+          1,800           11
IHOP Corp.+                      1,200           55
Landry's Seafood
  Restaurants, Inc.+             3,600           29
Luby's Cafeterias, Inc.          2,900           49
Midway Games, Inc.+              4,500           39

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Ruby Tuesday, Inc.               4,100       $   75
Russ Berrie & Co., Inc.          2,700           73
Ryan's Family Steak
  Houses, Inc.+                  5,000           62
Taco Cabana, Inc., Class A+      1,600           16
TCBY Enterprises, Inc.           2,700           18
                                             ------
                                                653
                                             ------
ELECTRONICS -- 9.5%
Allen Telecom, Inc.+             3,200           30
Anixter International, Inc.+     5,400           85
Belden, Inc.                     3,100           60
Bell Industries, Inc.+           1,200           13
Benchmark Electronics, Inc.+     1,400           47
C-Cor Electronics, Inc.+         1,100           27
Cable Design Technologies Corp.+ 3,500           52
Checkpoint Systems, Inc.+        3,700           36
Coherent, Inc.+                  2,900           43
CTS Corp.                        1,700           91
Dallas Semiconductor Corp.       3,600          153
Digital Microwave Corp.+         7,800           99
Electro Scientific
  Industries, Inc.+              1,500           57
Electroglas, Inc.+               2,400           33
Gerber Scientific, Inc.          2,900           55
Hadco Corp.+                     1,600           42
Hutchinson Technology, Inc.+     3,000           66
Innovex, Inc.                    1,700           24
Integrated Circuit
  Systems, Inc.+                 1,600           32
International  Rectifier Corp.+  6,500           63
Itron, Inc.                      1,800           15
Kemet Corp.+                     4,900           76
Kent Electronics Corp.+          3,300           31
Kulicke & Soffa
  Industries, Inc.+              3,000           69
Lattice Semiconductor Corp.+     3,000          123
Marshall Industries+             2,000           32
Methode Electronics, Inc.,
  Class A                        4,300           64
Network Equipment
  Technologies, Inc.+            2,600           20
Park Electrochemical Corp.       1,300           31
Pioneer - Standard
  Electronics, Inc.              3,100           26
Silicon Valley Group, Inc.+      4,100           54
Standard Microsystems Corp.+     1,800           13
Symmetricom, Inc.+               1,800           13
Varian Medical Systems, Inc.     3,800           65
Vicor Corp.+                     5,400           76
VLSI Technology, Inc.+           5,800          109
Watkins - Johnson Co.              800           20
                                             ------
                                              1,945
                                             ------

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
ENERGY - RAW MATERIALS -- 3.0%
Amcol International  Corp.       3,400       $   42
Barrett Resources Corp.+         4,000          122
Benton Oil & Gas Co.+            3,400           14
Cabot Oil & Gas Corp., Class A   3,000           53
Devon Energy Corp.               4,100          136
Remington Oil & Gas Corp.+       3,000           12
Southwestern Energy Co.          3,000           24
Stone Energy Corp.+              1,900           64
Tuboscope Vetco International
  Corp.+                         5,700           78
Vintage Petroleum, Inc.          6,700           72
                                             ------
                                                617
                                             ------
FOOD & AGRICULTURE -- 4.1%
American States Water Co.        1,100           28
Aquarion Co.                     1,400           36
Chiquita Brands
  International, Inc.            8,100           81
Corn Products
  International, Inc.            4,500          130
Dimon, Inc.                      5,800           25
Earthgrains Co.                  5,400          114
Fleming Companies, Inc.          4,600           40
J & J Snack Foods Corp.+         1,100           24
Michael Foods, Inc.              2,600           59
Mississippi Chemical Corp.       3,100           28
Nash - Finch Co.                 1,300           12
Ralcorp Holdings, Inc.+          4,100           75
Richfood Holdings, Inc.          6,000           75
Smithfield Foods, Inc.+          4,700          111
                                             ------
                                                838
                                             ------
GOLD -- 0.6%
Getchell Gold Corp.+             3,900          133
                                             ------
HEALTHCARE/DRUGS & MEDICINE -- 5.7%
Alliance Pharmaceutical Corp.+   3,700            9
Alpharma, Inc., Class A          3,300           97
American Oncology
  Resources, Inc.+               4,200           38
Bindley Western Industries, Inc. 2,800           86
Cooper Companies, Inc.           1,700           27
Coventry Health Care, Inc.+      7,400           68
Datascope Corp.+                 1,900           54
Diagnostic Products Corp.        1,800           41
Dura Pharmaceuticals, Inc.+      5,900           71
Hologic, Inc.                    1,600           11

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Magellan Health Services, Inc.+  3,700       $   20
Maxxim Medical, Inc.+            1,700           27
Mentor Corp.                     2,900           42
Molecular Biosystems, Inc.+      2,300            6
NCS HealthCare, Inc., Class A+   2,500           33
PhyCor, Inc.+                    9,500           48
Priority Healthcare Corp.,
  Class B+                       1,600           81
Protein Design Labs, Inc.+       2,200           34
Regeneron Pharmaceuticals, Inc.+ 3,600           24
Roberts Pharmaceutical Corp.+    3,900           66
Sola International, Inc.+        3,000           45
Spacelabs Medical, Inc.+         1,100           19
Summit Technology, Inc.+         4,100           71
Sunrise Medical, Inc.+           2,500           18
Syncor International Corp.+      1,400           40
Vertex Pharmaceuticals, Inc.+    3,200           68
Vital Signs, Inc.                1,500           32
                                             ------
                                              1,176
                                             ------
INSURANCE -- 5.1%
Capital Re Corp.                 4,000           78
CompDent Corp.+                  1,200           17
Delphi Financial Group, Inc.,
  Class A+                       2,500           78
Enhance Financial Services
  Group, Inc.                    4,700           97
Executive Risk, Inc.             1,400          100
Fremont General Corp.            8,800          176
Frontier Insurance Group, Inc.   4,800           66
NAC Re Corp.                     2,400          131
Orion Capital Corp.              3,400          100
Selective Insurance Group, Inc.  3,600           70
Sierra Health Services, Inc.+    3,300           41
Trenwick Group, Inc.             1,500           42
Zenith National Insurance Corp.  2,200           52
                                             ------
                                              1,048
                                             ------
MEDIA -- 1.4%
Carmike Cinemas, Inc., Class A+  1,500           32
GC Companies, Inc.+              1,000           35
Oak Industries, Inc.+            2,300           96
World Color Press, Inc.+         4,800          123
                                             ------
                                                286
                                             ------


                                Number        Value
                               of Shares     (000s)
                               ---------     ------
MISCELLANEOUS FINANCE -- 3.4%
AmeriCredit Corp.+               7,800       $  129
AMRESCO, Inc.+                   5,400           35
Cash America International, Inc. 3,000           38
Commercial Federal Corp.         7,700          187
Dain Rauscher Corp.              1,600           69
JSB Financial, Inc.              1,200           59
Pioneer Group, Inc.              3,300           61
Raymond James Financial, Inc.    6,000          129
                                             ------
                                                707
                                             ------
NON-FERROUS METALS -- 1.4%
Brush Wellman Inc.               2,100           32
Coeur d'Alene Mines Corp.+       2,600           12
Commercial Metals Co.            1,800           42
Commonwealth Industries, Inc.    1,900           18
Hecla Mining Company+            7,400           22
Reliance Steel & Aluminum Co.    2,400           87
RTI International Metals, Inc.+  2,800           37
Wolverine Tube, Inc.+            1,700           43
                                             ------
                                                293
                                             ------
OIL - DOMESTIC -- 1.7%
HS Resources, Inc.+              2,200           23
Pool Energy Services Co.+        2,700           48
Pride International, Inc.+       6,300           74
Santa Fe Energy
  Resources, Inc.+              12,700          114
Snyder Oil Corp.                 4,200           76
St. Mary Land & Exploration
  Company                        1,300           25
                                             ------
                                                360
                                             ------
OPTICAL & PHOTO -- 0.7%
BMC Industries, Inc.             3,300           29
Photronics, Inc.+                3,100           74
Ultratech Stepper, Inc.+         2,500           35
                                             ------
                                                138
                                             ------
PAPER & FOREST PRODUCTS -- 0.2%
Pope & Talbot                    1,600           17
Schweitzer-Mauduit
  International, Inc.            1,900           31
                                             ------
                                                 48
                                             ------

INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)


                                Number        Value
                               of Shares     (000s)
                               ---------     ------
PRODUCER GOODS & MANUFACTURING -- 6.7%
Amcast Industrial Corp.          1,100       $   18
Applied Industrial
  Technologies, Inc.             2,800           42
AptarGroup, Inc.                 4,700          132
Barnes Group, Inc.               2,400           51
Brady Corp., Class A             2,900           75
Butler Manufacturing Company       900           27
CLARCOR Inc.                     3,000           56
Daniel Industries, Inc.          2,100           35
Fedders Corp.                    4,300           25
Flow International Corp.+        1,800           18
Gardner Denver Inc.+             1,900           34
Global Industrial
  Technologies, Inc.+            3,500           46
Hughes Supply, Inc.              3,100           72
IMCO Recycling Inc.              2,000           34
Insteel Industries, Inc.         1,100            9
Intermagnetics General Corp.+    1,500           17
Ionics, Inc.+                    2,000           68
Juno Lighting, Inc.              2,400           55
Lindsay Manufacturing Co.        1,600           34
Lydall, Inc+                     1,800           16
O'Sullivan Corp.                 1,900           17
Quanex Corp.                     1,700           43
Republic Group Inc.              1,400           25
Robbins & Myers, Inc.            1,300           28
SpeedFam-IPEC, Inc.+             3,500           40
Standex International Corp.      1,600           39
Texas Industries, Inc.           2,600           80
The Dixie Group, Inc.            1,400           12
Thomas Industries Inc.           1,900           38
Three-Five Systems, Inc.+          900           10
Universal Forest Products, Inc.  2,500           50
Valmont Industries, Inc.         3,200           54
Watsco, Inc.                     3,700           73
                                             ------
                                              1,373
                                             ------
RAILROAD & SHIPPING -- 0.2%
Halter Marine Group, Inc.+       3,400           21
RailTex, Inc.+                   1,100           15
                                             ------
                                                 36
                                             ------
RETAIL -- 6.0%
AnnTaylor Stores Corp.+          3,300          157
Authentic Fitness Corp.          3,100           53


                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Books-A-Million Inc.+            2,400       $   21
Brown Group, Inc.+               2,500           41
Building Materials
  Holding Corp.+                 1,600           20
DEMARK International,
  Inc., Class A+                   700            7
Etec Systems, Inc.+              2,700           83
Goody's Family Clothing, Inc.+   4,200           38
Gottschalks Inc.+                1,500           11
Hancock Fabrics Inc.             2,200           14
J. Baker Inc.                    1,600           10
Jan Bell Marketing Inc.+         3,100            9
Jo-Ann Stores, Inc., Class A+    2,400           39
Just for Feet, Inc.+             3,800           48
Lillian Vernon Corp.             1,200           18
Michaels Stores, Inc.+           3,600           81
Pier 1 Imports, Inc.            12,200           90
ShopKo Stores, Inc.+             3,200          110
Stein Mart, Inc.+                5,700           57
Swiss Army Brands Inc.+            900            8
The Bombay Company, Inc.+        4,500           28
The Cato Corp., Class A          3,600           41
The Dress Barn, Inc.+            2,700           39
The Gymboree Corp.+              2,900           30
Zale Corp.+                      4,600          174
                                             ------
                                              1,227
                                             ------
STEEL -- 0.6%
Birmingham Steel Corp.           3,400           21
Intermet Corp.                   3,200           47
Material Sciences Corp.+         1,900           20
Steel Technologies Inc.          1,300           12
WHX Corp.+                       2,000           17
                                             ------
                                                117
                                             ------
TELEPHONE -- 0.5%
Adaptive Broadband Corp.+        1,800           27
Centigram Communications
  Corp.+                           700            6
General Communication, Inc.+     5,800           27
P-Com, Inc.+                     5,800           34
                                             ------
                                                 94
                                             ------
TRAVEL & RECREATION -- 1.3%
Aztar Corp.+                     5,400           37
Hollywood Park Inc.+             3,200           41

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
K2, Inc.                         2,000       $   20
Players International Inc.+      3,800           23
Prime Hospitality Corp.+         6,600           80
The Marcus Corp.                 3,900           49
The Sports Authority, Inc.+      3,700           26
                                             ------
                                                276
                                             ------
TRUCKING & FREIGHT -- 3.7%
Air Express International Corp.  4,300           94
American Freightways Corp.+      4,000           69
Arkansas Best Corp.              2,300           21
Fritz Companies, Inc.+           4,400           45
Frozen Food Express
  Industries Inc.                2,000           13
Landstar Systems, Inc.+          1,300           51
M.S. Carriers, Inc.+             1,500           48
Rollins Truck Leasing Corp.      7,300           76
US Freightways Corp.             3,300          124
Wabash National Corp.            3,100           49
Werner Enterprises, Inc.         5,900          114
Yellow Corp.+                    3,100           55
                                             ------
                                                759
                                             ------
UTILITIES - ELECTRIC & GAS -- 8.9%
Atmos Energy Corp.               3,900           98
Bangor Hydro-Electric Co.+         800           10
Cascade Natural Gas Corp.        1,300           21
Central Hudson Gas &
  Electric Corp.                 2,200           82
Central Vermont Public
  Service Corp.                  1,400           15
CILCORP, Inc.                    1,700          103
Commonwealth Energy System       2,700          110
Connecticut Energy Corp.         1,300           49
Eastern Utilities Associates     2,600           74
Energen Corp.                    3,900           67
Green Mountain Power Corp.         900            9
Insituform Technologies, Inc. ,
  Class A+                       3,200           61
New Jersey Resources Corp.       2,200           81
Northwest Natural Gas Co.        3,100           70
Orange & Rockland
  Utilities, Inc.                1,700           99
Pennsylvania Enterprises, Inc.   1,400           36
Piedmont Natural Gas Co., Inc.   3,900          124
Primark Corp.+                   2,600           60

                                Number        Value
                               of Shares     (000s)
                               ---------     ------
Public Service Company of
  North Carolina, Inc.           2,500      $    71
Sierra Pacific Resources         3,900          139
Southwest Gas Corp.              3,800          109
TNP Enterprises, Inc.            1,600           50
United Illuminating Co.          1,900           75
United Water Resources, Inc.     4,700           98
WICOR, Inc.                      4,700          111
                                            -------
                                              1,822
                                            -------
Total Common Stock
  (Cost $19,925)                             20,319
                                            -------
                                 Par
                                (000s)
                               -------
U.S. TREASURY OBLIGATIONS -- 0.1%
U.S. Treasury Bills (a) (b)
   4.32%, 05/20/99             $    20           20
                                            -------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $20)                                     20
                                            -------
                                Number
                               of Shares
                               ---------
SHORT-TERM INVESTMENTS -- 3.6%
Temporary Investment Fund, Inc.-
  Temporary Cash Portfolio
  4.53%                        366,825          367
Temporary Investment Fund, Inc.-
  Temporary Cash Portfolio
  4.57%                        366,825          367
                                            -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $734)                                   734
                                            -------
TOTAL INVESTMENTS -- 102.5%
  (Cost $20,679)                             21,073
                                            -------
OTHER ASSETS AND LIABILITIES, NET--(2.5%)
  Other assets                                  434
  Liabilities                                  (953)
                                            -------
                                               (519)
                                            -------
TOTAL NET ASSETS -- 100.0%                  $20,554
                                            =======

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
April 30, 1999 (Unaudited)

 +  Non-income producing security.
 *  Interest rate represents the yield on report date.
ADR -- American Depository Receipt.
(a) Yields shown are effective yields at time of purchase.
(b) These securities, or portion thereof, are being used to collaterize open futures contracts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              42

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
April 30, 1999 (Unaudited)

                                                                       Institutional Select Funds(TM)
                                                                   ---------------------------------------
                                                                                 Large-Cap      Small-Cap
                                                                    S&P 500     Value Index    Value Index
                                                                   --------     -----------    -----------
ASSETS
Investments, at value (Cost: $135,608, $38,812
   and $20,679, respectively)                                      $140,627       $41,831        $21,073
Amounts on deposit with broker                                          670            77             25

Receivables:
   Investments sold                                                      --            --             52
   Fund shares sold                                                   2,095           141            317
   Variation margin                                                     118            16             16
   Dividends and interest                                               120            50             12
Deferred offering costs                                                   9             9              9
                                                                   --------       -------        -------
     Total assets                                                   143,639        42,124         21,504
                                                                   --------       -------        -------
LIABILITIES
Payables:
   Investments purchased                                              5,394           463            831
   Fund shares redeemed                                                  14           109            106
Accrued expenses                                                         40            19             13
                                                                   --------       -------        -------
     Total liabilities                                                5,448           591            950
                                                                   --------       -------        -------
Net assets applicable to outstanding shares                        $138,191       $41,533        $20,554
                                                                   ========       =======        =======
NET ASSETS CONSIST OF:
Paid-in capital                                                    $132,486       $38,344        $20,154
Undistributed net investment  income                                    308           132             52
Accumulated net realized gain (loss) on investments sold
   and futures contracts                                                260            22            (62)
Net unrealized appreciation on investments and futures contracts      5,137         3,035            410
                                                                   --------       -------        -------
                                                                   $138,191       $41,533        $20,554
                                                                   ========       =======        =======

PRICING OF SHARES:
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                     13,217         3,800          2,072
Net asset value, offering and redemption price per share             $10.46        $10.93          $9.92


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the period ended April 30, 1999+ (Unaudited)

                                                                        Institutional Select Funds(TM)
                                                                   -----------------------------------------
                                                                                   Large-Cap     Small-Cap
                                                                     S&P 500+     Value Index+  Value Index+
                                                                   ------------   ------------  ------------
Investment income:
   Dividend                                                          $  220        $  117           $ 45
   Interest                                                             100            22              7
                                                                     ------        ------           ----
     Total investment income                                            320           139             52

Expenses:
   Investment advisory and administration fees                           40            14              9
   Transfer agency and shareholder service fees                          20             7              4
   Custodian fees                                                         2             1             --
   Portfolio accounting fees                                              3             1              1
   Registration fees                                                     52            23             13
   Professional fees                                                      5             7              7
   Shareholder reports                                                    5             4              2
   Trustees' fees                                                         1            --             --
   Amortization of deferred offering costs                                4             4              4
   Insurance and other expenses                                           1             1              1
                                                                     ------        ------           ----
                                                                        133            62             41
Less:expenses reduced (see Note 4)                                     (121)          (55)           (41)
                                                                     ------        ------           ----
     Net expenses incurred by Fund                                       12             7             --
                                                                     ------        ------           ----
Net investment income                                                   308           132             52
                                                                     ------        ------           ----
Net realized gain (loss) on investments and futures contracts:
     Net realized loss on investments sold                               (8)           (5)           (62)
     Net realized gain on futures contracts                             268            27             --
                                                                     ======        ======           ====
       Net realized gain (loss) on investments and futures contracts    260            22            (62)
                                                                     ------        ------           ----
Change in net unrealized appreciation on investments and
   futures contracts:
     Net unrealized appreciation on investments                       5,019         3,019            394
     Net unrealized appreciation on futures contracts                   118            16             16
                                                                     ------        ------           ----
       Net unrealized appreciation on investments and
          futures contracts                                           5,137         3,035            410
                                                                     ------        ------           ----
Net gain on investments                                               5,397         3,057            348
                                                                     ------        ------           ----
Increase in net assets resulting from operations                     $5,705        $3,189           $400
                                                                     ======        ======           ====

+ For the period from February 1, 1999 (commencement of operation) to April 30,
  1999.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                    Institutional Select Funds(TM)
                                                          -------------------------------------------------
                                                                             Large-Cap           Small-Cap
                                                           S&P 500          Value Index         Value Index
                                                          ----------        -----------         -----------
                                                           02/01/99+         02/01/99+           02/01/99+
                                                              to                to                  to
                                                           04/30/99          04/30/99            04/30/99
                                                          (Unaudited)        (Unaudited)        (Unaudited)
                                                          -----------        -----------        -----------
Operations:
   Net investment income                                  $    308             $   132             $    52
   Net realized gain (loss) on investments and
      futures contracts                                        260                  22                 (62)
   Change in net unrealized appreciation on investments
     and futures contracts                                   5,137               3,035                 410
                                                          --------             -------             -------
   Increase in net assets resulting from operations          5,705               3,189                 400

Capital share transactions:
   Proceeds from shares sold                               134,172              39,008              20,600
   Early withdrawal fees (see Note 7)                            2                   2                   3
   Less payments for shares redeemed                        (1,688)               (666)               (449)
                                                          --------            --------             -------
   Increase in net assets from capital share transactions  132,486              38,344              20,154
                                                          --------            --------             -------
Total increase in net assets                               138,191              41,533              20,554

Net assets:
   Beginning of period                                          --                  --                  --
                                                          --------            --------             -------
   End of period (including undistributed net investment
     income of $308, $132, and $52, respectively)         $138,191             $41,533             $20,554
                                                          ========             =======             =======
Number of fund shares:
   Sold                                                     13,383               3,864               2,119
   Redeemed                                                   (166)                (64)                (47)
                                                          --------             -------             -------
   Net increase in shares outstanding                       13,217               3,800               2,072
Shares outstanding:
   Beginning of period                                          --                  --                  --
                                                          --------            --------             -------
   End of period                                            13,217               3,800               2,072
                                                          ========            ========             =======

+ Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                        Institutional Select
                                                                            S&P 500 Fund
                                                                        --------------------
                                                                               1999(1)
                                                                              --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                                        $  10.00
                                                                              --------
 From investment operations:
    Net investment income                                                         0.02
    Net realized and unrealized gains on  investments                             0.44
                                                                              --------
    Total from investment operations                                              0.46
                                                                              --------
 NET ASSET VALUE AT END OF PERIOD                                             $  10.46
                                                                              ========

Total return (%)                                                                  4.60*


RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------
Ratio of net operating expenses to average net assets                             0.06**
Reductions reflected in above expense ratio                                       0.61**
Ratio of net investment income to average net assets                              1.57**
Portfolio turnover rate                                                             --
Net assets, end of period (000s)                                              $138,191

(1) For the period from February 1, 1999 (commencement of operations) to April 30, 1999 (Unaudited).
 *  Not Annualized.
**  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              46

FINANCIAL HIGHLIGHTS

                                                                        Institutional Select
                                                                     Large-Cap Value Index Fund
                                                                     --------------------------
                                                                               1999(1)
                                                                              --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                                        $  10.00
                                                                              --------
 From investment operations:
    Net investment income                                                         0.03
    Net realized and unrealized gains on  investments                             0.90
                                                                              --------
    Total from investment operations                                              0.93

 NET ASSET VALUE AT END OF PERIOD                                             $  10.93
                                                                              ========

Total return (%)                                                                  9.30*


RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------
Ratio of net operating expenses to average net assets                             0.09**
Reductions reflected in above expense ratio                                       0.81**
Ratio of net investment income to average net assets                              1.96**
Portfolio turnover rate                                                             --
Net assets, end of period (000s)                                               $41,533



(1) For the period from February 1, 1999 (commencement of operations) to April 30, 1999 (Unaudited).
  * Not Annualized.
 ** Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
47

FINANCIAL HIGHLIGHTS

                                                                         Institutional Select
                                                                     Small-Cap Value Index Fund
                                                                     --------------------------
                                                                               1999(1)
                                                                              --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                                        $  10.00
                                                                              --------
 From investment operations:
    Net investment income                                                         0.03
    Net realized and unrealized loss on  investments                             (0.11)
                                                                              --------
    Total from investment operations                                             (0.08)

 NET ASSET VALUE AT END OF PERIOD                                             $   9.92
                                                                              ========

Total return (%)                                                                 (0.80)*


RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------
Ratio of net operating expenses to average net assets                             0.00**
Reductions reflected in above expense ratio                                       1.14**
Ratio of net investment income to average net assets                              1.43**
Portfolio turnover rate                                                              4
Net assets, end of period (000s)                                               $20,554



(1) For the period from February 1, 1999 (commencement of operations) to April 30, 1999 (Unaudited).
 *  Not Annualized.
**  Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              48

NOTES TO FINANCIAL STATEMENTS
For the period from February 1, 1999 (commencement of operations) to April 30, 1999 (Unaudited)
(All currency amounts are in thousands unless otherwise noted.)

1.  DESCRIPTION OF THE FUNDS
The Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, and Institutional Select Small-Cap Value Index Fund are series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993, and registered under the Investment Company Act of 1940, as amended.

In addition to the three Funds described above, the Trust also offers the Schwab Total Stock Market Index Fund(TM) (effective on April 16, 1999, and commenced operations on June 1, 1999), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund,(R) Schwab International Index Fund,(R) Schwab MarketTrack Growth Portfolio, Schwab MarketTrack BalancED Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab MarketTrack All Equity Portfolio, Schwab Analytics Fund,(R) Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, and Schwab MarketManager International Portfolio. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS -- The Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund may invest in futures contracts. The Funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents unrealized gains (losses) due to daily fluctuation in the value of the contract. The Funds record a realized gain or loss equal to the variation margin at the time the contracts are closed.

The Funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in each Fund's Statements of Operations at any given time.

As of April 30, 1999, the Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, and Institutional Select Small-Cap Value Index Fund had the following open Index futures contracts:


                                                    Type of        Number of         Contract                           Unrealized
Fund                                                Contract       Contracts           Value           Expiration      Appreciation
----------                                         ----------      ----------        ----------        ----------      ------------
Institutional Select S&P 500 Fund                S&P 500 Index         19              $6,348           06/18/99          $118
Institutional Select Large-Cap Value Index Fund  S&P 500 Index          2                 668           06/18/99            16
Institutional Select Small-Cap Value Index Fund  Russell 2000           1                 217           06/18/99            16

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at April 30, 1999, were $670 and $577, respectively, for the Institutional Select S&P 500 Fund, and $77 and $80, respectively, for the Institutional Select Large-Cap Value Index Fund, and $25 and $20, respectively, for the Institutional Select Small-Cap Value Index Fund. The Funds have segregated short-term investments or repurchase agreements for the remaining portion of the contract value.

EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1999 (for financial reporting and federal income tax purposes) is as follows:


                                                  Net Unrealized       Appreciated        Depreciated
Fund                                                Appreciation        Securities         Securities
--------                                            ------------        ----------        -----------
Institutional Select S&P 500 Fund                     $ 5,137             $9,402            $(4,265)
Institutional Select Large-Cap Value Index Fund         3,035              4,139             (1,104)
Institutional Select Small-Cap Value Index Fund           410              1,835             (1,425)

3.  TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.20% of the first $1 billion of average daily net assets and 0.18% of such assets over $1 billion for the Institutional Select S&P 500 Fund and Large-Cap Value Index Fund, and of 0.25% of the first $1 billion of average daily net assets and 0.23% of such assets over $1 billion for the Institutional Select Small-Cap Value Index Fund. The Investment Adviser has voluntarily waived or reduced its fee for the period ended April 30, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.05% of such assets for shareholder services. Schwab has voluntarily waived or reduced a portion of its transfer agency and shareholder service fees for the period ended April 30, 1999 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the period ended April 30, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $1 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB
The Investment Adviser and Schwab guarantee that, through at least December 31, 2005, total operating expenses of Institutional Select S&P 500 Fund, Large-Cap Value Index Fund and Small-Cap Value Index Fund will not exceed 0.15%, 0.25% and 0.32%, respectively, of each Fund's average daily net assets, after waivers and reimbursements, and further reduced the total operation expenses of the Institutional Select Small-Cap Value Index Fund to 0.00% through at least June 30, 1999. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

For the period ended April 30, 1999, the total of such fees and expenses reduced by the Investment Adviser was $101, $48, and $37, respectively, for the Institutional Select S&P 500, Large-Cap Value Index and Small-Cap Value Index Funds and the total of such fees reduced by Schwab was $20, $7, and $4, respectively, for the Institutional Select S&P 500 Fund, Large-Cap Value Index Fund and Small-Cap Value Index Fund.

5.  INVESTMENT TRANSACTIONS
Aggregate purchases and sales of investment securities, other than short-term obligations, for the period ended April 30, 1999, were as follows:
                                                                    Proceeds of
                                                                     sales and
Fund                                                 Purchases       maturities
--------                                           ------------     -----------
Institutional Select S&P 500 Fund                    $126,785          $  67
Institutional Select Large-Cap Value Index Fund        37,921             51
Institutional Select Small-Cap Value Index Fund        20,712            726

For the Institutional Select S&P 500 Fund, included in the aforementioned purchases of common stock are purchases of The Charles Schwab Corp., an affiliated issuer, with a current value as of April 30, 1999 of $527.

6.  EARLY WITHDRAWAL FEES
The early withdrawal fees are retained by the Funds and are treated as a contribution to capital.

                                                  Early withdrawal fees on   Early withdrawal
 Fund                                             redemption proceeds*      fees as of 4/30/99
 --------                                         ----------------------    ----------------
 Institutional Select S&P 500 Fund                         0.25%                   2
 Institutional Select Large-Cap Value Index Fund           0.50%                   2
 Institutional Select Small-Cap Value Index Fund           0.75%                   3

*Attributable to shares purchased and held less than 180 days.

INSTITUTIONAL SELECT-TM- FUNDS

FUNDS DESIGNED TO MEET YOUR NEEDS

The new Institutional Select Funds were designed with input from Investment Managers, who indicated a need for new, low-cost, tax-efficient index fund alternatives.

At Charles Schwab Investment Management, Inc. (CSIM), our goal is to understand the needs of our clients--and then design investment tools that meet those needs. Through targeted research, we learned that our clients want additional low-cost index fund alternatives that are managed for greater tax efficiency and offer accurate tracking and a proven management team. The Institutional Select Funds are a direct result of that research, and they offer real advantages designed specifically for institutional-type investors.

CSIM--THE RIGHT RESOURCES FOR INVESTMENT MANAGERS

When we began in 1990, CSIM's primary focus was the retail customer, and today--with more than 45 fund products, four million
SchwabFunds-Registered Trademark- shareholders and more than $90 billion in assets under management--we are a market leader.

But we are extending our reach. Investment Managers represent a growing segment of the overall customer base for Charles Schwab & Co., Inc. (Schwab), and the Institutional Select Funds are the first of what we hope will be many new CSIM fund products that will provide low-cost, tax-efficient portfolios for Investment Managers and their clients. By continuing to work with Investment Managers nationwide, we have every intention of becoming a leading provider of institutional investment tools.

CSIM serves as the investment advisor to the SchwabFunds, and is an affiliate of Schwab, which is a registered broker/dealer that distributes the Institutional Select Funds and the SchwabFunds. Schwab Institutional is a division of Schwab.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

INSTITUTIONAL SELECT-TM- FUNDS
101 MONTGOMERY STREET, SAN FRANCISCO, CA 94104

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-1999 Charles Schwab & Co., Inc.
All rights reserved, Member SIPC/NYSE.

Printed on recycled paper. (0099-2264) MKT3995 (6/99)